XXX Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	20564940	25450524			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2022-04-29): Document provided XX/XX/XX. Exception cleared XX/XX/XX.	04/29/2022			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20564940	25450621			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-05-04): Received Desk Review Report dated XX/XX/XX from XXXXXwith XXXXX value of XXXXX and with variance of 0.00% , verified and associated the document, hence exception cleared.	05/04/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20564940	25450638			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-04-29): Document provided XX/XX/XX. Seller Comment (2022-04-28): XX/XX/XX TC Please see attached document.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20564940	25450732			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $73.50 exceeds tolerance of $54.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $73.50 exceeds tolerance of $54.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2022-04-22): Sufficient Cure Provided At Closing		04/22/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20564940	25506534			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX- No MLS Sheets				Reviewer Comment (2022-05-04): Received Desk Review Report dated XX/XX/XX from XXXXXwith XXXXX value of XXXXX and with variance of 0.00% , verified and associated the document, hence exception cleared. Reviewer Comment (2022-05-03): Valuation Received - XX/XX/XX	05/04/2022			1		A		A		A		A		A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28415439	25950571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier Closing Disclosure to the borrower within 3 business days not found in file.				Reviewer Comment (2022-06-20): XXXXX received the initial CD. Seller Comment (2022-06-16): Initial CD	06/20/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28415439	25952282			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2022-06-20): HOI policy received & associated. Exception cleared. Seller Comment (2022-06-16): HOI	06/20/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28415439	25956917			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal return extensions in file.				Reviewer Comment (2022-06-29): Client elects to waive. Seller Comment (2022-06-29): Any update available from the buyer regarding the returns? Reviewer Comment (2022-06-27): Client to review. Seller Comment (2022-06-24): May I please have an update on this? XXXXX personal and business tax extensions were uploaded XX/XX/XX Reviewer Comment (2022-06-21): Client to review. Seller Comment (2022-06-18): XXXXX personal and business tax extension forms			06/29/2022	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28415439	25956984			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide proof of transfer and receipt of gift funds in the amount of XXXXX.				Reviewer Comment (2022-06-24): Wire provided. Cleared. Seller Comment (2022-06-22): Wire confirmation Reviewer Comment (2022-06-20): Gift letter uploaded was already present in file & associated. Please provide proof of transfer i.e. a donor's check/wire confirmation and receipt of gift funds by the title company in the amount of XXXXX. Exception remains. Seller Comment (2022-06-16): Gift Letter	06/24/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27681862	26201848			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $925.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $900.00 on LE but disclosed as $925.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-06-29): Sufficient Cure Provided At Closing		06/29/2022		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25547006	25962808			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2022-06-21): XXXXX received XX/XX/XX CD. Seller Comment (2022-06-17): uploading the signed CD	06/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25547006	25962809			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $9,929.61 may be required.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2022-06-23): XXXXX received XX/XX/XX LE Seller Comment (2022-06-21): attached the LE that was sent before the CD	06/23/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25547006	25962833			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing a copy of the initial 1003.				Reviewer Comment (2022-06-22): Client elects to waive Seller Comment (2022-06-22): uploading the 1003 signed and dated by both borrowers Reviewer Comment (2022-06-20): Received Initial 1003 for borrower XXXXX However Two borrower in file, Please provide singed Initial 1003 for Co-borrower XXXXX. Exception Remains Seller Comment (2022-06-17): uploading the 1003			06/22/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25547006	26040750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $136.00 plus 10% or $149.60. Insufficient or no cure was provided to the borrower.	XXXXX received XX/XX/XX CD. Recording fees increased over tolerance and cure is due borrower and cure of $7.65 is short for the total $10.40 violation. Corrected CD, LOE to borrower, copy of refund check for additional $2.75 and proof of mailing.				Reviewer Comment (2022-06-23): XXXXX received XX/XX/XX LE & SSPL disclosure Reviewer Comment (2022-06-23): XXXXX upon further review fee was reduced on PCCD dated XX/XX/XX .Need true and certified final settlement statement to verify the same fee. Seller Comment (2022-06-22): uploading the pccd that shows the recording fees less than the CD that was sent.. We don't need to send money to the borrower	06/23/2022			1		A		A		A		A		A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20924156	26255871			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2022-07-18): XXXXX received XX/XX/XX CD and proof of receipt Seller Comment (2022-07-14): Initial Closing Disclosure and TRID Disclosure History Seller Comment (2022-07-14): Please see attached Closing Disclosure and TRID worksheet with proof borrower was sent an Initial Closing Disclosure on XX/XX/XX and was e-consented to on XX/XX/XX. This meets the 3 business days prior to the closing date of XX/XX/XX.	07/18/2022			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26016549			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-06-29): Received and associated XXX Desk Review dated XX/XX/XX, with a value of $1,100,000, which gives 0.00% variance from the Appraised value. Exception cleared.	06/29/2022			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26022089			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $705.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $705.00 on LE but disclosed as $995.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $290.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2022-06-23): XXX received COC dated XX/XX/XX.

Seller Comment (2022-06-22): CS XX/XX/XX Please review attached Change in Circumstance form for appraisal fee increase from $705 up to $995 dated XX/XX/XX, XXX Documentation, and LE disclosing appraisal fee increase from $705 up to $995 dated XX/XX/XX. Reason for increase: Upon researching the XXX found an appraiser who could submit the order. As they have seen extended turn times in this area due to their workload and availability, the appraiser quoted a fee of $995 as the property is of high value, which increases the scope of work due to the complexity of the property.
																			06/23/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023423			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Lender calculated bonus income using YTD annualized and prior year.				Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.	06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023424			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (43-Q) does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure is due to QM failure. The exception will be cleared once all QM specific exceptions have been cleared/cured.				Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.	06/29/2022			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023425			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The DTI of 44.07418% exceeds the QM maximum of 40.00% The difference is due to lender approved over the guideline requirement.				Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.	06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023450			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The DTI of 44.07418% exceeds the QM maximum of 40.00% The difference is due to lender approved over the guideline requirement.				Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.	06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023549			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds 40% and the reserves are insufficient, per guidelines.				Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.	06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023550			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.07418% and based on 1026.43(c)(5) of 44.07% moderately exceed the guideline maximum of 40.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI of 44.07418% exceeds the QM maximum of 40.00% The difference is due to lender approved over the guideline requirement.
Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.

Reviewer Comment (2022-06-24): Client to review. Tape reflects XXX Prime Jumbo HLTV Fixed and the lender is stating it's a Prime Jumbo 30 Year fixed and DTI of 45% is allowed. Please confirm loan program.

Seller Comment (2022-06-22): XX/XX/XX - MJP: Please note that this is a Jumbo with XXX, and our agreement with XXX is that our DTI may be up to 45%. QM guidance is different for this product.

Seller Comment (2022-06-22): XX/XX/XX - MJP: Please note that this is a Jumbo with XXX, and our agreement with XXX is that our DTI may be up to 45%, and does not follow QM guidance.
																			06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26023564			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Reserves are insufficient per guidelines, should be 18 mos for LTV <95%
Reviewer Comment (2022-06-29): Loan program updated. Exception cleared.

Reviewer Comment (2022-06-24): Client to review. Tape reflects XXX Prime Jumbo HLTV Fixed and the lender is stating it's a Prime Jumbo 30 Year fixed. Please confirm loan program.

Seller Comment (2022-06-22): XX/XX/XX - MJP: Please see attached AUS findinXXX confirming the amount of required reserves. Also note that the product is Prime Jumbo 30 Year Fixed. This is a different product than Prime Jumbo Max, which has more conservative guidelines. Our deal with XXX allows for us to calculate reserves based off AUS, except if the loan amount is over $2 million.
																			06/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29161509	26151539			Property	Valuation	General	Valuation	Valuation Product pending		XXX / 2 days - CDA - No MLS Sheets				Reviewer Comment (2022-06-29): Received and associated XXX Desk Review dated XX/XX/XX, with a value of $1,100,000, which gives 0.00% variance from the Appraised value. Exception cleared. Reviewer Comment (2022-06-27): Valuation Received - XX/XX/XX	06/29/2022			1		A		A		A		A		A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21708568	26299054			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-07-18): Sufficient Cure Provided At Closing		07/18/2022		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21708568	26308227			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Per the XXXXX guidelines for CLTV >80%, borrower must have the greater of 6mo reserves or reserves determined by DU or LP. Loan was approved with a CLTV of 89.986%.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years.		XXX XXX XXX	Reviewer Comment (2022-08-03): Client elected to waive with compensating factors: 768 FICO, 38% DTI & B1 on job 5 yrs and B2 on job 11 years. Reviewer Comment (2022-08-03): Please downgrade and waive the reserves on this one with comp factors: 768 FICO, 38% DTI & B1 on job 5 yrs and B2 on job 11 years.			08/03/2022	2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25196178	26245995			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-07-26): Desk review provided.	07/26/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25196178	26247449			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-16,913.79 is less than amount of binding Lender Credit previously disclosed in the amount of $-17,172.25.	Lender Credit was last disclosed as $-17,172.25 on LE but disclosed as $5-16,913.79 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $258.46, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-07-18): XX/XX/XX Corrected CD which is final for fees, confirms lender credit cure was cured to borrower. Seller Comment (2022-07-14): CD, CofC, LC Seller Comment (2022-07-14): Disagree: The lock needed to be extended a day to accommodate the disbursement. This was disclosed to and executed by the borrower. Please see attached Lock Confirmation, CofC and CD.	07/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25196178	26247451			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $54.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Verification of Employment Fee was not disclosed on Loan Estimate. File contains a valid COC for this fee.				Reviewer Comment (2022-07-08): Sufficient Cure Provided within 60 Days of Closing		07/08/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25196178	26304720			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-07-26): Desk review provided.	07/26/2022			1		A		A		A		A		A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24575815	26212483			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
Reviewer Comment (2022-07-21): XXXXX received Final Settlement Statement

Seller Comment (2022-07-19): master final ss

Seller Comment (2022-07-19): See attached master final settlement statement.

Reviewer Comment (2022-07-11): XXXXX received Seller Closing Disclosure.  The Seller CD however is missing the seller paid costs and the sales contract reflects that there would be seller paid costs which have not been disclosed.  Provide either an updated CD with seller paid fees and LOE to borrower or another document that outlines the seller paid fees such as a Final Seller ALTA settlement statement or a completed Seller CD

Seller Comment (2022-07-07): Sellers CD

Seller Comment (2022-07-07): Please see the attached Seller Closing Disclosure.
																			07/21/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22237648	26245725			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report is missing in file.				Reviewer Comment (2022-07-14): Fraud Report received , verified and associated the document hence exception cleared. Seller Comment (2022-07-13): XX/XX/XX - MJP: Please see attached Seller Comment (2022-07-13): XX/XX/XX RF see attached please clear thank youi	07/14/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22237648	26276227			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by XXXXX. Provide updated policy reflecting minimum coverage of XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2022-07-18): RPE provided.

Seller Comment (2022-07-14): RCE

Seller Comment (2022-07-14): XX/XX/XX - MJP: Please refer to RCE, Dwelling covers reconstruction cost.

Reviewer Comment (2022-07-14): Please provide replacement cost estimate document or else an updated policy reflecting minimum coverage of XXXXX to clear this citing. Original loan amount is XXXXX and the estimated cost is lower which is XXXXX and so we require coverage equal or greater to the same. Exception remains.

Seller Comment (2022-07-13): XX/XX/XX - MJP: Please see Fannie Mae guidance for coverage requirements and refer to our calculation with attached documentation B7-3-02, General Property Insurance Coverage (XX/XX/XX).
																			07/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23188388	26285015			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation report required for securitization purposes.				Reviewer Comment (2022-07-22): Received CDA Reviewed for subject property secondary valuation updated the details. Exception Cleared	07/22/2022			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23188388	26285116			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Previous employment dates were not verified.
Reviewer Comment (2022-08-09): Loan program updated per client request. Cleared.

Reviewer Comment (2022-08-09): Client to review.

Seller Comment (2022-08-08): XX/XX/XX KM: This is an AUS Prime Jumbo product. Income documentation follows AUS. FNMA does not require prior employment dates to be confirmed. Please rescind.

Reviewer Comment (2022-08-05): Loan was underwritten to XXX Prime Jumbo HLTV guidelines which is reviewed as Safe Harbor QM. Prior employment verification is required by Appendix Q. Exception remains.

Seller Comment (2022-08-01): XX/XX/XX KM: Please provide guideline requiring VVOE to be done on prior employment history. Final loan application shows employment at Marriott ending on XX/XX/XX and employment at Prestige starting on XX/XX/XX. W2 income earned at each job lines up with loan application dates.

Reviewer Comment (2022-07-29): Have not received missing documents. VVOE in file verifying current employment Broker Sound Club Inc start date XX/XX/XX. Third Party Verification in file verifying employment for XXXXX start date XX/XX/XX. However, as per Final 1003, Employment start date for XXXXX reflects as XX/XX/XX, which is quite not possible as the end date for previous employer was XX/XX/XX. Therefore, please provide VVOE or Third Party Verification document to verify the start and end dates of Prestige. Exception remains

Seller Comment (2022-07-27): XX/XX/XX KM: Please rescind as a two year employment history is a requirement, but having the dates of prior employers is not a requirement. Can take information off the borrower's signed loan application.

Reviewer Comment (2022-07-21): As per Appendix Q requirement, we require 2 years of employment history. We've VVOE verifying employment dates for XXXXX and XXXXX. Please provide VVOE for XXXXX, to verify start and end dates. Exception remains.

Seller Comment (2022-07-20): XX/XX/XX KM: Please rescind as verification of employment is not a requirement of Prime Jumbo Released.
																			08/09/2022			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23188388	26285138			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Prior employment verification was not provided.
Reviewer Comment (2022-08-09): Loan program updated per client request. Not required for previous employment. VVOE has been provided for current employer as required. Cleared.

Reviewer Comment (2022-08-09): Client to review.

Seller Comment (2022-08-08): XX/XX/XX KM: This is an AUS Prime Jumbo product. Income documentation follows AUS. FNMA does not require prior employment dates to be confirmed. Please rescind.

Reviewer Comment (2022-08-05): Loan was underwritten to XXX Prime Jumbo HLTV guidelines which is reviewed as Safe Harbor QM. Prior employment verification is required by Appendix Q. Exception remains.

Seller Comment (2022-08-01): XX/XX/XX KM: Please provide guideline requiring VVOE to be done on prior employment history. Final loan application shows employment at Marriott ending on XX/XX/XX and employment at Prestige starting on XX/XX/XX. W2 income earned at each job lines up with loan application dates.

Reviewer Comment (2022-07-29): Have not received missing documents. VVOE in file verifying current employment Broker Sound Club Inc start date XX/XX/XX. Third Party Verification in file verifying employment for XXXXX start date XX/XX/XX. However, as per Final 1003, Employment start date for XXXXX reflects as XX/XX/XX, which is quite not possible as the end date for previous employer was XX/XX/XX. Therefore, please provide VVOE or Third Party Verification document to verify the start and end dates of Prestige. Exception remains

Seller Comment (2022-07-27): XX/XX/XX KM: Please rescind as a two year employment history is a requirement, but having the dates of prior employers is not a requirement. Can take information off the borrower's signed loan application.

Reviewer Comment (2022-07-21): As per Appendix Q requirement, we require 2 years of employment history. We've VVOE verifying employment dates for XXXXX and XXXXX. Please provide VVOE for XXXXX, to verify start and end dates. Exception remains.

Seller Comment (2022-07-20): XX/XX/XX KM: Please rescind as verification of employment is not a requirement of Prime Jumbo Released.

Seller Comment (2022-07-20): XX/XX/XX KM: Purchase agreement for this transaction attached.
																			08/09/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23188388	26304739			Property	Valuation	General	Valuation	Valuation Product pending		XXX / 2 days - CDA - No MLS Sheets				Reviewer Comment (2022-07-22): Received CDA Reviewed for subject property secondary valuation updated the details. Exception Cleared Reviewer Comment (2022-07-21): Valuation Received - XX/XX/XX	07/22/2022			1		A		A		A		A		A		FL	Primary	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20929666	26227732			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-07-13): Received XXXXX Reviewed for subject property secondary valuation updated the details. Exception Cleared	07/13/2022			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Refinance - Rate/Term		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20929666	26228039			Compliance	Compliance	State Compliance	Misc. State Level	XXXXX HLPP Broker TNB Test	XXXXX Home Loan (HB1322): Unable to determine if brokered mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.					Reviewer Comment (2022-07-13): Client elects to waive. Seller Comment (2022-07-12): LOE, BS, TNB Seller Comment (2022-07-12): Please see the attached LOE, Borrower Summary, and Tangible Net Benefit.			07/13/2022	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20929666	26255236			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-07-13): Received XXXXX Reviewed for subject property secondary valuation updated the details. Exception Cleared Reviewer Comment (2022-07-11): Valuation Received - XX/XX/XX	07/13/2022			1		A		A		A		A		A		CO	Primary	Refinance - Rate/Term		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25840241	26513028			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $56.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Verification of Employment Fee was last disclosed as $0.00 on LE but disclosed as $56.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $56.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-08-16): Sufficient Cure Provided At Closing		08/16/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25840241	26523051			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2022-08-25): Client elects to waive.			08/25/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26556165			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		XXXXX program; AUS not provided.				Reviewer Comment (2022-08-26): Received and associated AUS. Exception cleared. Seller Comment (2022-08-25): Please see AUS.	08/26/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26557716			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide verification of taxes as well as all payments other than taxes or insurance.				Reviewer Comment (2022-08-26): Received and associated Tax Certificates and HOI Policies for respective REO properties in question. Exception cleared. Seller Comment (2022-08-25): Please see all the REO documents.	08/26/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26557843			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2022-08-26): Received Disclosure Summary confirming 1st Appraisal was provided to borrower on XX/XX/XX. Exception cleared. Seller Comment (2022-08-25): Please see disclosure tracking summary. Appraisal was delivered on XX/XX/XX.	08/26/2022			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26557880			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.				Reviewer Comment (2022-08-26): Received and associated Homeownership Counseling Providers List dated XX/XX/XX. Also, Disclosure Tracking Summary confirming the same. Exception cleared. Seller Comment (2022-08-25): Please see Home Counseling Providers list. Also, per disclosure tracking you can see the disclosure was delivered on XX/XX/XX.	08/26/2022			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26557960			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2022-08-31): Client elects to waive Reviewer Comment (2022-08-30): Client to review. Seller Comment (2022-08-29): What is exactly missing? We provided all the required tax returns. Reviewer Comment (2022-08-26): Client to review. Seller Comment (2022-08-25): Please see all the tax returns and CPA letter.			08/31/2022	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29367404	26604531			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX for personal and business and XXXXX for business. The file contained a copy of the XXXXX and XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2022-08-31): Client elects to waive Reviewer Comment (2022-08-30): Client to review. Seller Comment (2022-08-29): What is exactly missing? We provided all the required tax returns. Reviewer Comment (2022-08-26): Client to review. Seller Comment (2022-08-25): Please see all Tax Returns.			08/31/2022	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25140829	26396208			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing a copy of the AUS				Reviewer Comment (2022-08-10): Received and associated AUS. Exception cleared. Seller Comment (2022-08-09): XX/XX/XX KM: Please see the attached AUS.	08/10/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25140829	26396390			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,620.48 exceeds tolerance of $6,766.00. Insufficient or no cure was provided to the borrower.	Loan discount points was last disclosed as $6,766.00 on LE but disclosed as $8,620.48 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,854.48, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-08-09): XXXXX received additional information related to pricing revision along with COC & Rate lock dated XX/XX/XX. Seller Comment (2022-08-08): CofC, CD, LC Seller Comment (2022-08-08): Please see the attached CofC, Lock Confirmation, and Revised CD. There was a pricing revision due to Self Employed Income.	08/09/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24153369	26444334			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-08-16): Client elects to waive.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24196753	26328689			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		No policy amount mentioned on prelim policy	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-08-02): Client elects to waive.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24196753	26350375			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Per guidelines, borrower is to document 18 months of reserves for the subject and 6 additional months for each REO. The file contains an employer related IRA account, however this was not included as an available asset per the AUS or final loan application. Should this account be used for reserves, file also needs to be documented that the account allows withdrawals regardless of employment status.
Reviewer Comment (2022-08-09): Loan program updated per client request. Cleared.

Reviewer Comment (2022-08-03): Client to review. XXX Prime Jumbo HLTV Matrix dated 09.02.21 are the most recent HLTV guidelines available.

Seller Comment (2022-08-02): XX/XX/XX JH: Please rescind as matrix cited was published in XX/XX/XX and has since been updated. Please refer to current guidance. 12 months of assets are required to account for the subject, plus 6 per financed REO. The lender has met this requirement.

Reviewer Comment (2022-08-01): Loan was reviewed to XXX Prime Jumbo HLTV guidelines. Guidelines require 18 months of reserves for LTV <95% ($204,777) plus additional 6 months for each additional financed property ($32,411.04). HLTV guides do not state the AUS reserves are in addition to guideline requirements. Total reserves of $237,188.04 are required with $205,879.65 verified. Exception remains.

Reviewer Comment (2022-08-01): Exception Explanation Updated from: Calculated Available for Reserves of $205,879.65 is less than Guideline Available for Reserves of $310,850.04.

Seller Comment (2022-07-29): XX/XX/XX JH: Please rescind. Per XXX Prime Jumbo Underwriting Guidelines effective XX/XX/XX, 12 months reserves are required for a primary with LTV >85%, plus 6 months per REO. The total amount of reserves required for this transaction, including the $5,403 of AUS reserves, is $174,327, which the lender has documented.
																			08/09/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24196753	26463454			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	alculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 89.99000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXX XXX XXX XXX XXX XXX	Reviewer Comment (2022-08-09): Client elects to waive. Comp factors: LTV only .01 above guideline, FICO 766, 205k in reserves and 35% DTI.			08/09/2022	2		B		B		B		B		B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27414296	26601535			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of XXXXX are insufficient to meet cash to close of XXXXX.
Reviewer Comment (2022-09-16): Received borrower XXXXX 401k retirement statements from XX/XX/XX to XX/XX/XX updated the details, available assets are sufficient for closing. Exception Cleared

Seller Comment (2022-09-15): XX/XX/XX - MJP: Please see attached Bank statement account

Reviewer Comment (2022-09-01): Provided Retirement bank statement from XXXXX for the period XX/XX/XX to XX/XX/XX, is already there in file. As per Fannie Mae guidelines, asset documentation must not be more than 4 months old from the Note date. Our Note date is XX/XX/XX and statement end date is XX/XX/XX which is 125 days. Please send us the most recent quarterly bank statement from XXXXX to consider. Exception remains.

Seller Comment (2022-08-30): XX/XX/XX kg: Please see attached additional assets and new AUS findings

Reviewer Comment (2022-08-29): Verified assets are short XXXXX. Verified assets of XXXXX include gift funds, EMD and POC appraisal fee. Required funds to close are XXXXX. Exception remains.

Reviewer Comment (2022-08-29): Exception Explanation Updated from: Documented qualifying Assets for Closing of  XXXXX is less than Cash From Borrower XXXXX.

Seller Comment (2022-08-26): XX/XX/XX - MJP: Please note that cash to close per CD is XXXXX. As of closing gift was received in the amount of XXXXX. EMD in the amount of XXXXX. Per AUS no additional assets are required.
																			09/16/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27414296	26645296			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing fraud report. Only 3 of 25 pages were provided for report in file.				Reviewer Comment (2022-08-29): Complete fraud report received. Exception cleared. Seller Comment (2022-08-26): XX/XX/XX - MJP: Please see attached full report.	08/29/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29689298	26532922			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 4.03376% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $42,757.94 on a Federal Total Loan Amount of XXXXX vs. an allowable total of $31,800.05 (an overage of $10,957.89 or 1.03376%).	Points and Fees on subject loan of 4.03376% is in excess of the allowable an overage of $10,957.89 or 1.03376%).				Reviewer Comment (2022-08-26): Undiscounted rate verified. Seller Comment (2022-08-25): (XXXXX) Based on XXXXX 2% of points were considered bona-fide loan passes QM 3% points and fees	08/26/2022			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29689298	26532947			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2022-08-26): Undiscounted rate verified.	08/26/2022			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24475401	26899389			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2022-10-26): Received note, CD, security instrument with updated terms, exception cleared.

Seller Comment (2022-10-26): Please review the uploaded note & COC and advise if this condition XXXXX be cleared.

Seller Comment (2022-10-24): Note & COC

Reviewer Comment (2022-10-19): XXXXX received XX/XX/XX Security Instrument, Settlement Statement and LOE.  Loe states there was a product change after the initial XX/XX/XX closing from ARM to Fixed.  However, file does not reflect a matching promissory Note which reflects same product being ARM.  Unable to update notary date on new security instrument without matching Note terms to the security instrument.  If there is a modification to the initial closing, provide the following to match the revised security instrument: 1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.

Seller Comment (2022-10-17): DOT & SS

Reviewer Comment (2022-10-07): Consummation was completed on XX/XX/XX per security instrument notarization.  Borrower was not allowed three business day wait period prior to closing.  This is a timing issue with no visible cure available

Seller Comment (2022-10-05): LOE
																			10/26/2022			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24475401	26899390			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2022-10-19): XXXXX received Seller CD	10/19/2022			1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25407412	27263323			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence that The Borrower was provided with a copy of the Appraisal before Closing on XX/XX/XX.				Reviewer Comment (2022-11-21): Evidence of appraisal receipt provided Seller Comment (2022-11-17): TRID Disclosure History and ECOA Appraisal Letter. Seller Comment (2022-11-17): Please see attached TRID disclosure History and the ECOA Appraisal Delivery Letter that was sent to the borrower on XX/XX/XX.	11/21/2022			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29261268	28536587			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2023-06-07): Client elects to waive. Reviewer Comment (2023-06-05): Evidence of receipt of the preliminary appraisal was provided, however final appraisal was not delivered to borrower at least three (3) business days prior to closing. Report delivery confirmation reflects appraisal was delivered on XX/XX/XX prior to the final appraisal report date of XX/XX/XX. Exception remains. Seller Comment (2023-06-02): See attached appraisal package and proof of delivery to clear this finding.			06/07/2023	2	B	B	B	B	B	B	B	B	B	B		ME	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29261268	28536609			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require Paystub dated no earlier than 30 days prior to the initial loan application date, should include all year-to-date earnings and should include sufficient information to approximately calculate income.				Reviewer Comment (2023-06-07): Receive pay stubs. Exception cleared. Seller Comment (2023-06-07): XX/XX/XX KM: Paystubs attached.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27227552	29700434			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/22/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27227552	29700455			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	XXX,Aggregator	Reviewer Comment (2024-06-17): Client elects to waive. Reviewer Comment (2024-06-17): .			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25529634	29724051			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Actual Date Issued was not disclosed on the Post-close CD dated XX/XX/XX..
Reviewer Comment (2024-01-12): XXXXX received LOA to remove document(s) 0145 from testing as not provided to the borrower.

Seller Comment (2024-01-11): Lenders Attestation Letter

Reviewer Comment (2024-01-10): XXXXX Yes, we would require letter of attestation that DOC ID 145 is incomplete and not provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-01-09): Hello-Is ID 145 the Prelim CD we provided?

Reviewer Comment (2024-01-09): Documents ID 0145 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 0145  were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-01-08): final cd

Seller Comment (2024-01-08): Good morning- Please note that we did not disclose a CD on XX/XX/XX. Please see the attached Prelim from title and final CD. This will also apply to the remaining conditions concerning taxes and Insurance.
																			01/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25529634	29724052			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.
Reviewer Comment (2024-01-12): Documentation provided verifying this CD was not provided.

Seller Comment (2024-01-11): Good morning- Please see Lenders Attestation Letter.

Reviewer Comment (2024-01-10): Please note there is a CD in the loan file that is incomplete, assumed to be issued on XX/XX/XX as there is no issue date present, with a cash to close amount of -$-51,638.50.  If this CD was not issued to the borrower a LOA is required to remove it from testing. Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)

Seller Comment (2024-01-08): Good morning- Please note that we did not disclose a CD on XX/XX/XX. Please see the attached Prelim from title and final CD. This will also apply to the remaining conditions concerning taxes and Insurance.
																			01/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25529634	29724053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.	Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.
Reviewer Comment (2024-01-12): Documentation provided verifying this CD was not provided.

Seller Comment (2024-01-11): Good morning- Please see Lenders Attestation Letter.

Reviewer Comment (2024-01-10): Please note there is a CD in the loan file that is incomplete, assumed to be issued on XX/XX/XX as there is no issue date present, with a cash to close amount of -$-51,638.50.  If this CD was not issued to the borrower a LOA is required to remove it from testing. Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)

Seller Comment (2024-01-08): Good morning- Please note that we did not disclose a CD on XX/XX/XX. Please see the attached Prelim from title and final CD. This will also apply to the remaining conditions concerning taxes and Insurance.
																			01/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23063278	29871535			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	XXX,Aggregator	Reviewer Comment (2024-06-18): .			06/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23063278	29871714			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23063278	29871797			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing a copy of the AUS document.				Reviewer Comment (2024-02-05): Received and associated AUS document. Details updated. Exception cleared. Seller Comment (2024-02-02): aus	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22544792	29952245			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $767.00 exceeds tolerance of $389.00 plus 10% or $427.90. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $427.90 due to increase of recording fee. No valid COC provided, cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-08): Sufficient Cure Provided At Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22544792	29952266			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $993,435.19 is under disclosed by $219.34 compared to the calculated Finance Charge of $993,654.53 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $993,435.19. Calculated finance charge is $993,654.53. Variance of $219.34. Based on review discrepancy occurred due to APR variance of 0.00228%. APR disclosed 6.927% however calculated APR 6.92472%.
Reviewer Comment (2024-02-28): XXXXX received PCCD, LOE, Copy of refund and proof of mailing.

Seller Comment (2024-02-26): PCCD, Copy of Refund Check, LOX and UPS Label

Reviewer Comment (2024-02-19): XXXXX recieved Corrected CD.  However, missing remaining cure documentation for this finance charge underdisclosure at closing.  Costs were underdisclosed by $219.34.  Appears lender did not include the Title-Sales Tax amount of $219.34 in the finance charges. XXXXX analyzes sales tax on a fee by fee basis to determine when it is included as an APR fee.  If the sales tax is on a finance charge, we will include the sales tax on that item as a finance charge.  If the tax is on a non-APR fee, then we will not include the item in the finance charges.  The reason for this analysis is that the borrower would not need to pay sales tax on that item if it were a cash transaction. We need to determine the title service the sales tax is associated with to determine if the sales tax is a non-APR fee. The lender XXXXX provide one of the following to allow us to further analyze the sales tax: Generic LOE to borrower and corrected CD with a more specific sales tax fee name, (i.e. Title-Lender title insurance Sales Tax); Specific LOE to borrower that indicates the sales tax should have been named differently (i.e. Title -Sales tax on Document Preparation, etc); or Attestation from the settlement agent that specifies the purpose of the title service that was taxed. If the sales tax is not associated with an APR fee, then it will be removed from the APR calculation.  If the sales tax is associated with an APR fee, it will be included in the calculation and a cure will be required. Cure documentation if included would need to also include the LOE to borrower that accompanied the PCCD, copy of cure refund for total underdisclosure and proof of mailing.

Seller Comment (2024-02-15): PCCD attached
																				02/28/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25106511	29996757			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $812,283.24 is under disclosed by $185.00 compared to the calculated Finance Charge of $812,468.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $812,283.24. Calculated finance charge is $812,468.24. Variance of $185.00. Based on review the variance occurred due to addition of processing fee $185.00.TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2024-03-01): XXXXX received PCCD, LOE, Copy of refund check and proof of mailing.

Seller Comment (2024-02-28): Borrower refund check with letter, PCCD, and proof of mailing attached.

Reviewer Comment (2024-02-23): XXXXX received Corrected CD and LOE to borrower.  Missing copy of refund check for total underdisclosure of $185 and proof of mailing.  As a Material Disclosure violation, cannot cure with a principal reduction.

Seller Comment (2024-02-23): Please disregard prior upload. Correct PCCD for XXXXX attached.

Seller Comment (2024-02-23): PCCD attached.

Seller Comment (2024-02-21): Please advise - will XXXXX accept a principal reduction instead of a refund check?
																				03/01/2024		2	C	B	C	B	C	B	C	B	C	B		AZ	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29403094	30062005			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing documentation verifying the borrower's consent to receive electronic documentation.				Reviewer Comment (2024-03-04): Received and associated E-Sign Consent Agreement document. Details updated. Exception cleared.	03/04/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29403094	30062090			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/28/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29403094	30062091			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-03-05): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	03/05/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29403094	30062093			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $575.00 on LE but disclosed as $675.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-03-05): XXXXX received VCC and appraiser conversation log.	03/05/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20153393	30467142			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20153393	30467200			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20153393	30467201			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20153393	30467202			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-05-10): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30106934			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial is missing in file.				Reviewer Comment (2024-03-14): Initial 1003 received and associated. Exception is cleared. Seller Comment (2024-03-14): Document was included in original package, possible scan issue? Seller Comment (2024-03-14): Document was included in original package, possible scanning issue?	03/14/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30106956			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 or loan approval is missing in file.				Reviewer Comment (2024-03-14): 1008 associated as loan approval. Exception is cleared. Seller Comment (2024-03-14): Document was included in original package. Possible scan issue?	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30106975			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS is missing in file.				Reviewer Comment (2024-03-14): AUS associated and details updated. Exception is cleared. Seller Comment (2024-03-14): Document included in original package. Scan issue?	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30106994			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal is missing in file.				Reviewer Comment (2024-03-14): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-03-14): Document provided in original package. Scan issue?	03/14/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30107145			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2024-03-20): Compliance report provided verifying HPQM pass. Seller Comment (2024-03-14): XXXXX showing HPM attached.	03/20/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30107146			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.							03/07/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30107152			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	Disaster > 1 years from note date.	XXX,Aggregator	Reviewer Comment (2024-03-12): Client elects to waive. Disaster > 1 years from note date.			03/12/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30107237			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		Appraisal is missing in file.				Reviewer Comment (2024-03-14): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-03-14): Appraisal attached.	03/14/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30107246			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is missing in file.				Reviewer Comment (2024-03-14): Credit supplement associated as statement. Exception is cleared. Seller Comment (2024-03-14): Property profile shows lien with XXXXX, credit supplement aligns with that lien and HOI, Taxes, and HOA already provided.	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23750530	30171731			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							03/14/2024	2		B		B		B		B		B		NJ	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21241837	30453986			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,345,670.47 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,345,820.47 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge understated by $150.00 due to non inclusion of Credit Technology & Verification feein finance charges.
Reviewer Comment (2024-05-07): Pre-Close Credit Verification Fee excluded as 4c7

Seller Comment (2024-05-06): XXXXX confirms that the Credit Technology and Verification Fee is solely for credit checks and verification pre-closing and does not include any charges for life of loan credit monitoring services.

Reviewer Comment (2024-05-06): Please confirm credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services

Seller Comment (2024-05-02): The Credit Technology and Verification Fee would be non-APR and is properly mapped to Credit Report Fee in XXXXX.  TILA specifies Credit Report Fees, along with the cost associated with verifying the information contained in the report, is non-APR
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21241837	30455208			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27920410	30284428			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/02/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27920410	30284430			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,210.50 exceeds tolerance of $816.00 plus 10% or $897.60. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $312.90 due to increase of recording fees. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-04-02): Sufficient Cure Provided At Closing		04/02/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27920410	30284434			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date.
Reviewer Comment (2024-05-21): Received LOA to remove Incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-20): Please see attached attestation

Reviewer Comment (2024-05-15): XXXXX received rebuttal comment which is not sufficient to re-test the document. Please provide specific attestation document indicating the documents IDs D0052 was never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-05-14): The DOC ID 0052 is the title companies CD, that is not Fairway's CD. Please advise if condition can be waived.

Reviewer Comment (2024-05-09): Please review doc ID D0052, this is a CD that was submitted in file with no issue date and closing date as XX/XX/XX. This is causing the testing to reflect CD is issue date not provided. If the CD was not provided to the borrower, please provide specific attestation comments indicating the documents IDs D0052 was never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-05-08): CD

Reviewer Comment (2024-05-01): XXXXX received rebuttal comment and CD dated XX/XX/XX. However, there are CD that was submitted in file issued XX/XX/XX on Doc ID D0052. this is causing the testing to reflect CD is issue date not provided. If the CD was not provided to the borrower, please provide specific Attestation comments indicating the documents IDs D0052 was never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-04-29): CD

Reviewer Comment (2024-04-24): XXXXX received LOX. However, the file contains CD without issue date and also interest rate, monthly principal & interest on page 1 and also page 5 Loan calculations fields are incomplete. Kindly provide Letter of Attestation indicating the document ID 0052 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-04-23): LOE

Reviewer Comment (2024-04-18): XXXXX did not receive specific information identifying "which" CD's were never issued & disclosed to borrower. XXXXX cannot assume which CD with Doc ID 0052 that were included in loan package were not issued without complete identification. Lender attestation can include the Doc ID 0052 for further identification information. XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-04-17): Please see attached from closing

Reviewer Comment (2024-04-12): XXXXX received disclosure summary however we have incomplete CD without issue date. Document ID 0052 is incomplete and dated XX/XX/XX. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID  0052 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-04-11): all CDs sent to borrower

Reviewer Comment (2024-04-09): Documents 52 contains CD is incomplete and missing issue date. If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID's 52 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-04-08): LOE on compliance

Seller Comment (2024-04-08): disclosure tracking
																			05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29633095	30268138			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							03/29/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29633095	30269670			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclosure Compliant Test				Reviewer Comment (2024-04-03): Client elects to waive.			04/03/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29517734	30494702			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $575.00 on Initial closing disclosure but disclosed as $1900.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$325.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-10): XXXXX received initial LE dated XX/XX/XX and the fee is within that tolerance requirement. Seller Comment (2024-05-09): (XXXXX) Initial LE disclosed appraisal fee to borrower as $925. The baseline was set at that time.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29517734	30495621			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Evidence of borrower receipt was not found in file.
Reviewer Comment (2024-05-22): E-Sign Consent Agreement received and associated. Exception is cleared.

Seller Comment (2024-05-21): (XXXXX) Uploaded e-consent with all pages.

Reviewer Comment (2024-05-13): Provided LOE is only reflecting Initial LE was mailed to borrower on XX/XX/XX, however, there is nothing mentioned about E-Sign Consent. Also, the Consent Language page is not showing any e-consent date confirming borrower giving consent to electronic delivery of Loan Documents. Exception remains.

Seller Comment (2024-05-10): (XXXXX) I show all pages of the e-consent with documents uploaded.  There is a LOE showing initial disclosures were MAILED to borrower alonge with the inital LE AND I provided ALL pages of the documents trail showing e-consent acknowledgement on XX/XX/XX along with the consent on last page.

Reviewer Comment (2024-05-10): Received E-signed agreement however 1st page is missing. Please provide E-signed document with all pages. Exception remains.
																			05/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392807			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/17/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392808			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Amount Financed.	The final Closing disclosure did not disclose the Amount Financed on page 5				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392809			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the APR.	The final Closing disclosure did not disclose the APR on page 5				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392810			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Finance Charge.	The final Closing disclosure did not disclose Financed Charge on page 5				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Disclosures	Unable to determine if the Other Disclosures section of the Final Closing Disclosure provided on (XX/XX/XX) was completed as expected due to missing information.	Unable to determine if the Other Disclosures section of the Final Closing Disclosure provided on (XXXXX-04-05) was completed as expected due to missing information.				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30392812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Total of Payments.	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Total of Payments.				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30393804			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information Final CD 5th page is missing.				Reviewer Comment (2024-04-29): XXXXX received complete copy of final CD. Seller Comment (2024-04-25): all pages of the final CD	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29615006	30394442			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-04-26): XXXXX received earliest e-consent. Seller Comment (2024-04-25): disclosure tracking	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22103151	30367707			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22103151	30370220			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $335.00 exceeds tolerance of $250.00 plus 10% or $275.00. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $85.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $85.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-17): XXXXX Received PCCD, LOE, Copy of Check and Proof of Mailing. Seller Comment (2024-05-16): LOE, PCCD and check refund and ups label Reviewer Comment (2024-05-01): XXXXX required total cure of $310 which includes (Appraisal fee $75, Appraisal Review $175 and Recording fee $60). Cures consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (2024-04-30): Please advise the correct cure amount needed to clear ?		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22103151	30370221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-17): XXXXX Received PCCD, LOE, Copy of Check and Proof of Mailing. Seller Comment (2024-05-16): LOE, PCCD and check refund and ups label Reviewer Comment (2024-05-01): XXXXX required total cure of $310 which includes (Appraisal fee $75, Appraisal Review $175 and Recording fee $60). Cures consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (2024-04-30): Please advise the correct cure amount needed to clear ?		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22103151	30370222			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-17): XXXXX Received PCCD, LOE, Copy of Check and Proof of Mailing. Seller Comment (2024-05-16): LOE, PCCD and check refund and ups label Reviewer Comment (2024-05-01): XXXXX required total cure of $310 which includes (Appraisal fee $75, Appraisal Review $175 and Recording fee $60). Cures consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (2024-04-30): Please advise the correct cure amount needed to clear ?		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273037			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							03/29/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273038			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-01): Lease for commercial property received, exception cleared. Reviewer Comment (2024-04-30): Document uploaded keeps coming across without any information. XXXXX has reached out to client to see if there is another resolution. Seller Comment (2024-04-30): lease agreement	05/01/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273039			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	File is missing lease agreement for the above REO property.				Reviewer Comment (2024-04-15): Lease agreement received. Seller Comment (2024-04-05): lease agreement	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273040			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	File is missing lease agreement for the above REO property.
Reviewer Comment (2024-05-01): Lease for commercial property received, exception cleared.

Reviewer Comment (2024-04-30): Document uploaded keeps coming across without any information.  XXXXX has reached out to client to see if there is another resolution.

Seller Comment (2024-04-25): lease agreement

Reviewer Comment (2024-04-24): Several copies of a blank commercial lease were provided along with multiple copies of the lease for the incorrect REO.  File is missing a copy of the lease for XXXXX Lane. Exception remains

Seller Comment (2024-04-22): lease agreement

Reviewer Comment (2024-04-15): Incorrect lease has been provided. Please provide lease for XXXXX.

Seller Comment (2024-04-05): lease agreement
																			05/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273095			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $527,505.10 is less than Cash From Borrower $663,082.14. Final 1003 reflects proceeds from sale of Real Estate Assets in the amount of $750,000. Provide supporting document to verify the net proceeds from the sale.
Reviewer Comment (2024-05-09): Received Seller Closing Disclosure from the sale of REO property. Proceeds from this is considered towards closing. Available for Closing is now $1,358,850.68, which is more than Cash From Borrower. Exception cleared.

Seller Comment (2024-05-08): final CD from departure of sale

Reviewer Comment (2024-05-03): As per Final 1003, there is Net Sale Proceeds from Real Estate Assets in the amount of $750,000. Please provide supporting document to verify the above amount so that can be used towards closing. Exception remains.

Seller Comment (2024-05-03): Lease for XXXXXl is attached Please let me know if requiring additional documentation.

Seller Comment (2024-05-03): Available for Closing is insufficient to cover Cash From Borrower. Documented qualifying Assets for Closing of $527,505.10 is less than Cash From Borrower $663,082.14. Final 1003 reflects proceeds from sale of Real Estate Assets in the amount of $750,000. Provide supporting document to verify the net proceeds from the sale. Documented qualifying Assets for Closing of $579,430.35 is less than Cash From Borrower $663,082.14.

Reviewer Comment (2024-05-01): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $579,430.35 is less than Cash From Borrower $663,082.14.

Reviewer Comment (2024-04-30): Provide supporting documents to evidence net proceeds from real estate assets as per final 1003. Exception remains.

Seller Comment (2024-04-30): lease agreement

Reviewer Comment (2024-04-23): No new supporting document provided to verify net proceeds from the sale of property. Exception remains.

Seller Comment (2024-04-22): lease agreement
																			05/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30273097			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24302776	30275614			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		The file is missing a copy of lease agreement
Reviewer Comment (2024-05-01): Lease for commercial property received, exception cleared.

Reviewer Comment (2024-04-30): Please provide executed Lease agreement with complete details like start and end date of term, rent amount, etc. Exception remains.

Seller Comment (2024-04-30): lease agreement

Reviewer Comment (2024-04-26): Please provide Lease Agreement for REO property XXXXX. Exception remains.

Seller Comment (2024-04-25): lease agreement

Reviewer Comment (2024-04-24): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Address: XXXXX, Address: XXXXX
EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Lease Agreement
Lease Agreement

Reviewer Comment (2024-04-23): Provided Lease Agreement documents are blank with no property address, rent amount, term of the lease etc. Please provide lease agreement for REO XXXXX. Exception remains.

Seller Comment (2024-04-22): lease agreement
																			05/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22690398	30559679			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/15/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22690398	30559763			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $27,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $27,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-21): XXXXX received updated LE with valid Changed Circumstance dated XX/XX/XX. Seller Comment (2024-05-20): COC_$27k_Pts	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23327429	30341507			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-04-22): Received proof of receipt. Seller Comment (2024-04-18): Please see the attached TRID Disclosure History and the Loan Estimate which shows the borrower received and consented to the LE on XX/XX/XX	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23327429	30341509			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The file was missing a copy of the Notice of Right to Cancel.
Reviewer Comment (2024-05-08): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii.

Seller Comment (2024-05-06): Please see attached payoff statement showing that the prior transaction was a construction only loan.

Reviewer Comment (2024-04-25): It is unclear whether or not the previous loan included permanent financing. Based on XXXXX's discussion with outside counsel, if the subject transaction refinanced permanent financing, it would be considered a standard refinance as opposed to a residential mortgage transaction and would therefore be subject to rescission. If the borrower was not obligated on permanent financing prior to subject transaction, please provide Note/CD from prior transaction or other evidence that loan being satisfied was the initial construction only and that the borrower was not obligated on an existing permanent phase financing. Otherwise, a refinance of an existing permanent phase Note would make the subject transaction a refinance subject to rescission.

Seller Comment (2024-04-18): This loan is exempt from the right of rescission as it is considered a residential mortgage transaction under TILA 1026.23(f)(1) which is defined under TILA Comment 1026.2(a)(24)-4 to include construction financing. This loan is satisfying the construction loan and providing permanent financing so is a residential mortgage traction which is exempt from right of rescission. Please clear this finding.
																			05/08/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26338620	30433718			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-05-01): Received and associated Final Title Policy. Details updated. Exception cleared. Seller Comment (2024-05-01): Policy	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26338620	30433719			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-05-02): Final title received.	05/02/2024			1	A	A	A	A	A	A	A	A	A	A		HI	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26338620	30440091			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $122.00 exceeds tolerance of $82.00 plus 10% or $90.20. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-24): Sufficient Cure Provided At Closing		04/24/2024		1	A	A	A	A	A	A	A	A	A	A		HI	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28670482	30373024			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/15/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28670482	30373025			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock is missing in file.							04/15/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28670482	30373112			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file is missing Initial rate lock date document.				Reviewer Comment (2024-04-18): Received and associated Initial Rate Lock Date document. Details updated. Exception cleared. Seller Comment (2024-04-18): Please see attached. Thank you!	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28999828	30319987			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.				Reviewer Comment (2024-04-16): Received and associated XXXXX month's XXXXX bank statement for the account XXXXX. Details updated. Exception cleared. Seller Comment (2024-04-15): XX/XX/XX AMB: Please see the attached XXXXX combined statement for XXXXX XXXXX. The account ending in XXXXX used to qualify starts on page 21 of 58.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28999828	30320482			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							04/09/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28999828	30320483			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $150.00 on LE but disclosed as $200.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-04-09): Sufficient Cure Provided At Closing		04/09/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28999828	30322121			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,440.00 exceeds tolerance of $720.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $720.00 on LE but disclosed as $1,440.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1440.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-05-06): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing

Seller Comment (2024-05-05): check,lox,pccd,XXXXX

Seller Comment (2024-05-05): Please see attached

Reviewer Comment (2024-04-29): XXXXX agrees with the rebuttal, total cure of $720 required for appraisal fee. Please provide cure of $720 with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-04-27): The appraisal fee was disclosed at $720 and was increased by $720. Total tolerance is $720

Reviewer Comment (2024-04-23): XXXXX received LOX and COC dated XX/XX/XX. But, we also required supporting documentation of the reason for the increase in the appraisal fee What information was received that required to conditioned for a second valuation by UW and when was that information received or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2024-04-19): cofc LE

Seller Comment (2024-04-19): On XX/XX/XX, Underwriting conditioned for a second appraisal to support the first valuation. Please see attached loan condition, CofC, and LE

Reviewer Comment (2024-04-16): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the Second Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-04-15): CofC and Loan Estimate

Seller Comment (2024-04-15): On XX/XX/XX the loan moved to setup and a condition was added to for a second appraisal. A CofC was submitted the next day and a Loan estimate went out to the borrower on the same day. Please see the attached CofC and Loan estimate.
																				05/06/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28999828	30322122			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $200 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-04-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-04-15): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Final Inspection Fee. Seller Comment (2024-04-15): Final Closing Disclosure and Tolerance Cure breakdown	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24463256	30379872			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,097,678.83 is under disclosed by $390.25 compared to the calculated Finance Charge of $2,098,069.08 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $2,097,678.83. Calculated finance charge is $2,098,069.08. Variance of $390.25. Based on review discrepancy occurred due to APR variance of 0.00330%. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable.
Reviewer Comment (2024-05-03): XXXXX received Letter of Explanation, Proof of Delivery, Refund check  & Corrected CD.

Seller Comment (2024-05-01): refund check with all needed docs to clear.

Reviewer Comment (2024-04-29): Cure required is $215.25.   Please provide PCCD, LOE, Copy of refund check and proof of mailing.

Seller Comment (2024-04-25): we are prepared to issue refund in the amount of $240.25. Please see the $150 cleared with LOX attached on credit report verification. please confirm so we can issue refund of $240.25.

Reviewer Comment (2024-04-25): Calculated finance charge under disclosure is $390.25 which is greater than the proposed cure amount of $240.25.  Please provide breakdown/information on what the sales taxes are attributed to to determine if any portion can be excluded from finance charges.  Additionally, please advise if verification fee is for credit report verification prior to consummation or if fee includes life of loan credit monitoring

Seller Comment (2024-04-23): Please confirm PCCD is acceptable for both conditions. The refund to the borrower will be $25 (verification fee) + $215.25 (sales tax) = 240.25. The $19.40 was already cured at the time of close. The financed amount is now exactly off by the sales tax of $215.25 which will be refunded to the borrower once you confirm the PCCD is acceptable.
																				05/03/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24463256	30379874			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.40 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $50.00 on LE but disclosed as $69.40 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $19.40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-04-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-04-23): the final CD already had the $19.40 cure under lender credit on page 2. please clear.	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24463256	30379875			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.	Verification Fee was last disclosed as $150.00 on LE but disclosed as $175.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-05-03): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2024-05-01): refund check with all needed docs to clear.

Reviewer Comment (2024-04-25): For verification fee TRID fee tolerance violation, amount of cure/refund required is $25. For finance charge tolerance, calculated finance charge under disclosure is $390.25 which is greater than the proposed cure amount of $240.25.  Please provide breakdown/information on what the sales taxes are attributed to to determine if any portion can be excluded from finance charges.  Additionally, please advise if verification fee is for credit report verification prior to consummation or if fee includes life of loan credit monitoring

Reviewer Comment (2024-04-24): XXXXX received corrected PCCD and LOE. Missing copy of refund check and proof of mailing for remediation.

Seller Comment (2024-04-23): Please confirm PCCD is acceptable for both conditions. The refund to the borrower will be $25 (verification fee) + $215.25 (sales tax) = 240.25. The $19.40 was already cured at the time of close. The financed amount is now exactly off by the sales tax of $215.25 which will be refunded to the borrower once you confirm the PCCD is acceptable.
																				05/03/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24463256	30500023			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Technology and verification fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.	Fee increased without valid changed circumstance. Provide valid changed circusmtance for increase or cure to borrower.				Reviewer Comment (2024-05-03): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.		05/03/2024		2		B		B		B		B		B		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27726406	30525561			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/09/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27726406	30525562			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing a copy of Initial Rate Lock Date document.							05/09/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27726406	30525567			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing a copy of Initial Rate Lock Date document.				Reviewer Comment (2024-05-14): Rate lock document associated and date updated. Exception is cleared. Seller Comment (2024-05-14): See attached. Thank you	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28629143	30456225			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28629143	30456322			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-30): Received estimated statement. Exception cleared.	05/30/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28629143	30456323			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Provided Statement is after note date.				Reviewer Comment (2024-05-30): Received estimated statement. Exception cleared. Reviewer Comment (2024-05-22): Closing statements received are dated XX/XX/XX) is required. Exception remains. Reviewer Comment (2024-05-17): Estimated closing statement dated prior to close is still needed. Exception remains. Seller Comment (2024-05-15): (XXXXX) Both loans disbursed on XX/XX/XX. This is reflected on this transaction final CD & the Final HUD. Please clear. Reviewer Comment (2024-05-14): Document provided is still dated after close. Exception still remains.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24482768	30470376			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for secularization purposes.				Reviewer Comment (2024-05-31): CDA associated as secondary valuation and details updated. Exception is cleared.	05/31/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24482768	30470538			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							04/30/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24746169	30574013			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial rate Lock date is not documented in file.							05/17/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24746169	30574016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier receipt by borrower at least three (3) business days prior to consummation not found in fie
Reviewer Comment (2024-06-18): CDs not provided to consumer excluded from testing

Seller Comment (2024-06-18): (XXXXX) Updated attestation attached.

Reviewer Comment (2024-06-11): XXXXX received LOX stating CD with Doc ID 0027 were never provided to the borrower. However, the file contains one more incomplete CD dated XX/XX/XX (Doc ID 0026). Documents ID 0026 is incomplete and dated XX/XX/XX. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID  0026 were never provided to the borrower and XXXXX will review for re-testing.

Reviewer Comment (2024-06-07): Documents ID 26 & 27 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 26 & 27 was never provided to the borrower and XXXXX will review for re-testing.
																			06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24746169	30574039			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement not provided in the file.				Reviewer Comment (2024-06-07): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-06-07): (XXXXX) Audit log uploaded with customer e-consent.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24357803	30392132			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XXXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 30,545.35 on Final Closing Disclosure provided on XX/XX/XX are underdisclosed	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXXXX on page 4; however the HOA dues total $XXXXX per year, taxes total $XXXXX per year, and insurance is $XXXXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-05): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-02): LOE and PCCD		05/05/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24250808	30454389			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24250808	30454390			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22712359	30342790			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							04/12/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	A	A	C	B	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22712359	30342791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Reviewer Comment (2024-05-20): XXXXX received lender certification that the older relationship e-consent was never withdrawn by borrower.

Seller Comment (2024-05-17): LOE2 ON ECONSENT

Reviewer Comment (2024-05-08): XXXXX received LOX for processor Certification indicated "the borrower did not withdraw their econsent". But, it does not give sufficient information on when the consumer accepted the eConsent and did not withdraw their consent. Please provide actual esign consent agreement within 3 business days of application or provide old econsent agreement which was the borrower not withdrawn for testing.

Seller Comment (2024-05-07): LOE ON E CONSENT

Reviewer Comment (2024-04-26): XXXXX received e-consent which was sent on XX/XX/XX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2. Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-04-25): Please see the attached which was sent by XXXXX on XX/XX/XX

Reviewer Comment (2024-04-25): XXXXX received e-consent dated XX/XX/XX. But the loan application date was XX/XX/XX. In the event the consumer had not provided eConsent by XX/XX/XX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-04-24): XX/XX/XX ECONSENT
																			05/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	A	A	C	B	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22712359	30439865			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-04-30): Client elects to waive. Seller Comment (2024-04-25): Please see the attached PIW			04/30/2024	2		B		B		B		B		B		AZ	Second Home	Purchase		C	B	A	A	C	B	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24789989	30545414			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $100.00 exceeds tolerance of $64.00. Insufficient or no cure was provided to the borrower.	Tax Certificate Fee was last disclosed as $100.00 on Loan Estimate dated XX/XX/XX and disclosed as $100.00 on Final Closing Disclosure. File contains a valid COC for this fee.
Reviewer Comment (2024-06-04): XXXXX received PCCD, Letter of Explanation and Payment history for the evidence of Principal Reduction resulting in a cured the exception.

Seller Comment (2024-06-03): Copy of PCCD and pay history to reflect the principal reduction for increase in Tax Cert Fee and Appraisal fee.

Reviewer Comment (2024-05-20): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-17): COC discloses increased tax cert fee
																				06/04/2024		2	C	B	C	B	C	B	C	B	C	B		MN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24789989	30545415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $695.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $695.00 on LE dated XX/XX/XX and disclosed as $695.00 on Final Closing Disclosure. File does contain a valid COC for this fee.
Reviewer Comment (2024-06-04): XXXXX received PCCD, Letter of Explanation and Payment history for the evidence of Principal Reduction resulting in a cured the exception.

Seller Comment (2024-06-03): PCCD for pr

Reviewer Comment (2024-05-24): XXXXX Yes, Principal reduction can be applied to loan. Provide Corrected PCCD, LOE and Payment history showing principal reduction.

Seller Comment (2024-05-23): Can we apply the fee as a principal reduction to the loan in lieu of a refund check?

Reviewer Comment (2024-05-20): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-17): Increased appraisal fee was disclosed on COC.
																				06/04/2024		2	C	B	C	B	C	B	C	B	C	B		MN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24789989	30545450			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $25,403.00 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-05-23): Additional coverage updated from RCE and document associated. Exception is cleared. Seller Comment (2024-05-23): RCE	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29949538	30463246			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29949538	30463285			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-28): CDA report associated and details updated. Exception is cleared. Seller Comment (2024-05-28): CDA attached.	05/28/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26057545	30406092			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file was missing a copy of singed final 1003.				Reviewer Comment (2024-04-25): Final 1003 is received for both borrowers. Exception is cleared. Seller Comment (2024-04-24): final 1003	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26057545	30406114			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of E-sign Consent Agreement.				Reviewer Comment (2024-04-30): Received and associated E-Sign Consent Agreement along with Disclosure Summary verifying the e-consent date as XX/XX/XX. Exception cleared. Seller Comment (2024-04-29): updated e consent Reviewer Comment (2024-04-25): Provided E-Sign is for XXXXX. Provide E-sign consent within 3 days of current date of application of XX/XX/XX. Seller Comment (2024-04-24): econsent	04/30/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26057545	30406188			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $191.71 exceeds tolerance of $190.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22824230	30580600			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-03): Received lease agreement. Exception cleared.	06/03/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22824230	30580601			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	The file was missing a copy of the Lease Agreement.				Reviewer Comment (2024-06-03): Received lease agreement. Exception cleared. Seller Comment (2024-05-31): lease agreement	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22824230	30580760			Credit	Compliance	Miscellaneous Compliance	Compliance	TRID Error: Cash at settlement from or to borrower is blank.	-	Provide the complete final closing disclosure issued on XX/XX/XX for review due to missing pages.				Reviewer Comment (2024-06-03): Received CD. Exception cleared. Seller Comment (2024-06-03): all pages of final CD	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22824230	30597511			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $313.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28084389	30486694			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24164504	30488222			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Home ownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24164504	30488223			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the application date.				Reviewer Comment (2024-05-14): XXXXX received updated Settlement Service Provider List.	05/14/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24164504	30488228			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-05-14): XXXXX received Initial LE dated XX/XX/XX. Reviewer Comment (2024-05-10): XXXXX received e-consent and LE disclosures summary. However, initial LE dated XX/XX/XX mailed to borrower is not available in package. Please provide copy of initial LE for review.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28579678	30464294			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of Insurance Verification for REO# XXXXX.				Reviewer Comment (2024-05-03): Received and associated Mortgage Statement verifying P&I amount, Tax Verification and Hazard Insurance Verification and HOA Verification confirming there are no HOA dues. Details updated. Exception cleared. Seller Comment (2024-05-02): REO DOCS	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28579678	30464296			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file was missing a copy of Final 1003.				Reviewer Comment (2024-05-03): Received and associated signed and dated Final 1003 Application. Exception cleared. Seller Comment (2024-05-02): final 1003	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28579678	30500492			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing a copy of Tax and Insurance Verification document to verify the other expenses in the amount of $313.36 mentioned on Final 1003.				Reviewer Comment (2024-05-08): Received and associated Tax Cert and Hazard Insurance document for the above REO property. Exception cleared. Seller Comment (2024-05-07): REO docs -XXXXX	05/08/2024			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437041			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								04/24/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437043			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $878.00 exceeds tolerance of $684.00 plus 10% or $752.40. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $752.40 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $125.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-22): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		05/22/2024		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437044			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,391.00 exceeds tolerance of $3,150.00. Insufficient or no cure was provided to the borrower.	Loan Discount points Fee was last disclosed as $3,150.00 on LE but disclosed as $5,391.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $2,241.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-03): XXXXX received CD and LE along with the VCC.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437045			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Reinspection Fee was not disclosed on LE but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $250.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-05-22): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2024-05-10): XXXXX received LOX for rebuttal indicates that the Appraisal was received after hours and business day being XX/XX/XX and the fee was disclosed to borrower on XX/XX/XX. In the event the fee must to be disclosed to borrower within XX/XX/XX. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Reviewer Comment (2024-05-03): XXXXX received COC for adding re-inspection fee dated XX/XX/XX however the fee disclosed on LE dated XX/XX/XX which is 4th day from the date of change. Also, the reason provided for adding the fee is not sufficient. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																				05/22/2024		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437054			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.				Reviewer Comment (2024-05-03): XXXXX received LOA to remove document(s) 0027 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25732067	30437055			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier receipt not found in file				Reviewer Comment (2024-05-03): XXXXX received LOA to remove document(s) 0027 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21792055	30495363			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22135384	30470791			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							04/30/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22135384	30470792			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX Transcripts and business returns.				Reviewer Comment (2024-05-08): Client elects to waive. Reviewer Comment (2024-05-06): Client to review. Tax return extensions provided for personal and business returns. Seller Comment (2024-05-03): extensions			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22135384	30470793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $672,009.00 is under disclosed by $150.00 compared to the calculated Finance Charge of $672,159.00 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $672,009.00 is under disclosed by $150.00 compared to the calculated Finance Charge of $672,159.00 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2024-05-07): XXXXX received lender attestation confirming the Credit Technology and verification fee was pre-closing fee and not life of loan. Seller Comment (2024-05-06): XXXXX confirms that the Credit Technology and Verification Fee is solely used for credit checks and verification pre-closing and does not include any charges for life of loan credit monitoring services. Seller Comment (2024-05-03): credit tech verification fee is not an APR fee. See response from our Compliance Team	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26977630	30457407			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26977630	30457408			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26977630	30457409			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26977630	30458762			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial Rate Lock missing from file.				Reviewer Comment (2024-05-01): Initial Rate Lock document associated and date updated. Exception is cleared. Seller Comment (2024-05-01): Please see attached, Thank you!	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24440051	30342808			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-04-19): Received and associated XXXXX Desk Review dated XX/XX/XX with CDA value of $1,050,000, which gives 0.00% variance from the Appraised Value. Exception cleared. Seller Comment (2024-04-19): CDA	04/19/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24440051	30343514			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The File is missing a copy of Mortgage statement for the property XXXXX. If payment is not escrowed, please provide the Tax & Insurance documentation.				Reviewer Comment (2024-04-19): Received and associated Mortgage Statement, Tax Verification and Hazard Insurance Verification documents. Details updated. Exception cleared. Seller Comment (2024-04-19): REO DOCs	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24440051	30343515			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The File is missing a copy of Mortgage statement for the property XXXXX. If payment is not escrowed, please provide the Tax & Insurance documentation.				Reviewer Comment (2024-04-19): Received and associated Mortgage Statement, Tax Verification and Hazard Insurance Verification documents. Details updated. Exception cleared. Seller Comment (2024-04-19): REO DOCS	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24440051	30343592			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
Reviewer Comment (2024-05-21): Loan designation HP QM per client. Exception cleared.

Reviewer Comment (2024-05-15): Client to review and advise if loan is acceptable to be re-designated HPML (APOR)

Seller Comment (2024-05-09): compliance LOE

Reviewer Comment (2024-05-03): It is agreed that the loan is a QM (APOR) loan, however, the loan is failing the additional threshold test that determines if the loan is Safe Harbor QM or Higher Priced QM: For a first-lien mortgage loan: the QMAPR does not exceed the APOR, as of the time the interest rate is set + 1.5%.  (6.71% + 1.5% = 8.21%).  The final APOR is 8.941%.

Seller Comment (2024-05-01): This is a NonQM product. QM Price Limit should not apply.

Additionally, APR is not exceeding the QM limit of APOR 6.71 + 2.25. Current APR is 8.941 and limit is 8.960.

Reviewer Comment (2024-04-29): XXXXX review of loan has determined the lost should be designated Higher Priced QM (APOR).  Please confirm designation should be changed.

Seller Comment (2024-04-19): Please advise what doc is needed to clear condition? or will this condition be cleared when all other conditions are cleared.
																			05/21/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23849630	30464256			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/29/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21711693	30470177			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							04/30/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29701409	30455654			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate missing on file.				Reviewer Comment (2024-05-08): Received Flood Cert for the subject property. Exception cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20394205	30521305			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26592961	30486793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $595.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $0.00 on LE but disclosed as $595.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $595.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-14): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-05-13): see attached		05/14/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26592961	30487639			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25638354	30485449			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	The homeowner's insurance declarations page in the file verified an effective date of XX/XX/XX which is after the consummation date of XX/XX/XX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	XXX XXX XXX XXX XXX XXX XXX XXX	Reviewer Comment (2024-05-21): Client elects to waive. Comp factors: 773 FICO, 216k in reserves & no mortgage delq Buyer Comment (2024-05-15): XXXXX to review Seller Comment (2024-05-15): (XXXXX) Hi, per insurance agent they are unablt to update the effective date on the hazard insurance.			05/21/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25638354	30501860			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $471,100. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-05-10): Additional coverage updated from checklist of coverage and document associated. Exception is cleared. Seller Comment (2024-05-10): (XXXXX) Property located in XXXXX and a RCE cannot be provided per laws. Attached is the checklist of coverage that shows 100% replacement cost.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22137646	30595186			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	XXXXX HB1399 - No evidence of required counseling disclosure language per XXXXX HB 1399.	No evidence of required counseling disclosure language per XXXXX HB 1399.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22137646	30595187			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-06-10): XXXXX received LOA to remove document(s) 31 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower. Seller Comment (2024-06-07): (XXXXX) Attestation letter provided along with CD in question, CD provided was for balancing purposes only	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22137646	30595188			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-06-10): XXXXX received LOA to remove document(s) 31 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower. Seller Comment (2024-06-07): (XXXXX) Attestation letter provided along with CD in question, CD provided was for balancing purposes only	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27492746	30525925			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27492746	30525926			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27492746	30682157			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2024-06-14): Received Disaster area inspection report, inspection date updated and document associated. Exception is cleared.	06/14/2024			1		A		A		A		A		A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26232827	30320988			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	XXX,Aggregator	Reviewer Comment (2024-06-17): Client elects to waive. Reviewer Comment (2024-06-17): .			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26232827	30321133			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							04/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26232827	30321140			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2024-04-23): Received instruction from client to restate Loan Designation. Condition cleared. Seller Comment (2024-04-22): Restate the loan Designation to Higher Priced QM (APOR).	04/23/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26232827	30343702			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Evidence the revised appraisal sent to the borrower was not in file.				Reviewer Comment (2024-04-18): Client elects to waive. Seller Comment (2024-04-15): Appraisal Delivery			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26232827	30426054			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Lender restated Loan Designation.				Reviewer Comment (2024-04-23): Client elects to waive without compensating factors. Seller Comment (2024-04-23): Approved to waive			04/23/2024	2		A		B		B		B		A		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26817654	30470204			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26817654	30470350			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-07): Net proceeds confirmed to have been received the same day of loan disbursement using PCCD for subject, wire transfer, and closing statement.	05/07/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26817654	30472096			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26817654	30480452			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Borrower's net proceeds were received on XX/XX/XX however the loan closed on XX/XX/XX.
Reviewer Comment (2024-05-07): Net proceeds confirmed to have been received the same day of loan disbursement using PCCD for subject, wire transfer, and closing statement.

Seller Comment (2024-05-03): Please see attached PCCD items, we disbursed funds on XX/XX/XX, so for the state of XXXXX loans we are ok to fund one day and disburse the next day or so, the net proceeds received on XX/XX/XX.

Seller Comment (2024-05-03): Please see attached PCCD items we disbursed funds on XX/XX/XX. For state of XXXXX loans, we can close on one date then fund either same date or next day or so. The proceeds received on XX/XX/XX should be ok as we disbursed same date.
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25201188	30545421			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20052986	30522080			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-17): CDA report associated and details updated. Exception is cleared. Seller Comment (2024-05-16): CDA report	05/17/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22903405	30577091			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Trust Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Trust Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $120.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-30): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-05-29): Please see check tracking information. Seller Comment (2024-05-29): Please see PCCD, LOE and copy of the refund check.		05/30/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22903405	30577161			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	XXX,Aggregator	Reviewer Comment (2024-06-17): Client elects to waive. Reviewer Comment (2024-06-17): .			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22903405	30577168			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide supporting document to verify other/HOA payment for XXXXX				Reviewer Comment (2024-05-23): HOA verification, Tax certificate, Insurance verification and Mortgage statement received and associated. Exception is cleared. Seller Comment (2024-05-23): Please review the REO docs.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30521755			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file was missing a copy of Final 1003.				Reviewer Comment (2024-05-31): Final 1003 is received and associated. Exception is cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30521777			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $993,963.22 is under disclosed by $-150.00 compared to the calculated Amount Financed of $993,813.22 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $993,963.22 is under disclosed by $-150.00 compared to the calculated Amount Financed of $993,813.22 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-06-27): XXXXX received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-06-17): $150 will cure both the Finance charge and Amount Finance violations.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-06-13): (XXXXX) If we issue a cure of $150 will this cure both conditions?

Seller Comment (2024-06-13): (XXXXX) If we issue a cure for $150 will this satisfy both conditions?

Reviewer Comment (2024-06-04): XXXXX received rebuttal that the Appraisal Rush Fee should not be included in finance charge calculation.  However, a RUSH fee is a processing type fee and is not a 4c7 definition fee for inspections to assess the value or condition of the property.  If there is another purpose of the fee, please provide a lender written attestation giving the specific purpose of the fee for review.

Seller Comment (2024-06-03): (XXXXX) The updated appraisal fee for $150 shouldnt be shown as an APR fee.

Reviewer Comment (2024-06-03): XXXXX did not receive additional information or rebuttal to address.  Finance Charge was underdisclosed by $150 which requires cure.  Fee tolerance cures at closing would not cure this as fees were not related to the finance charge underdisclosure.  Fees included in calculation are: Admin $800, Appraisal Rush fee $150, Discount $3750, Prepaid Int $191.78, processing $550, Tax Service $70 and Title-Settlement fee $675.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for $150 and proof of mailing.
																				06/27/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30521778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,401,129.92 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,401,279.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,401,129.92 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,401,279.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-06-27): XXXXX received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-06-17): $150 will cure both the Finance charge and Amount Finance violations.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-06-13): (XXXXX) If we issue a cure for $150 will this satisfy both conditions?

Reviewer Comment (2024-06-04): XXXXX received rebuttal that the Appraisal Rush Fee should not be included in finance charge calculation.  However, a RUSH fee is a processing type fee and is not a 4c7 definition fee for inspections to assess the value or condition of the property.  If there is another purpose of the fee, please provide a lender written attestation giving the specific purpose of the fee for review.

Seller Comment (2024-06-03): (XXXXX) The updated appraisal fee for $150 shouldnt be shown as an APR fee.

Reviewer Comment (2024-06-03): XXXXX did not receive additional information or rebuttal to address.  Finance Charge was underdisclosed by $150 which requires cure.  Fee tolerance cures at closing would not cure this as fees were not related to the finance charge underdisclosure.  Fees included in calculation are: Admin $800, Appraisal Rush fee $150, Discount $3750, Prepaid Int $191.78, processing $550, Tax Service $70 and Title-Settlement fee $675.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for $150 and proof of mailing.
																				06/27/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30521779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-31): XXXXX received LE and VCC dated XX/XX/XX.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30521782			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,464.00 exceeds tolerance of $1,261.00 plus 10% or $1,387.10. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $1,464.00 exceeds tolerance of $1,261.00 plus 10% or $1,387.10. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30662994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Reviewer Comment (2024-06-13): XXXXX received lender attestation that XX/XX/XX CD was balancing CD by title company and never issued to borrower.

Reviewer Comment (2024-06-04): XXXXX received rebuttal that XX/XX/XX CD was an estimate.  In order to remove the disclosure from testing we require a written lender attestation.  Documents provide in package are assumed provided to borrower. If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-06-03): (XXXXX) This was due to appraisal rush fee?  This is a finance charge?  Shouldnt this be cleared?
																			06/13/2024			1		A		A		A		A		A		CO	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29856303	30663011			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,464.00 exceeds tolerance of $1,261.00 plus 10% or $1,387.10. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-31): Sufficient Cure Provided At Closing		05/31/2024		1		A		A		A		A		A		CO	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29893718	30602899			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20027723	30531385			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20027723	30532256			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit report shows 16 Ed Financial student loan accounts that are marked "Deferred" that were not included in the DTI. Please provide evidence these accounts are dupes of the 16 Ed Financial student loans that were included in the DTI. Loan consolidation documents were provided for the 16 student loans but the account numbers do not match up to the ones marked "Deferred".
Reviewer Comment (2024-06-12): Documentation provided verifies borrower only has 16 Ed Fin student loans and the others are duplicates reporting through a separate bureau.

Reviewer Comment (2024-06-04): Credit report lists 32 Edfinancial student loans but only 16 were listed on the final 1003. Unpaid principal amount on the EdFinancial statement provided does not match the total balance of the 16 listed on the 1003. Provide documentation verifying the 16 not used are duplicates and excludable. Exception remains.

Seller Comment (2024-05-31): (XXXXX) Per the final 1003 all Ed Financial student loan accounts were included in total DTI.  I've provided the statement that includes the monthly payment amount.
																			06/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25092510	30589953			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-05-28): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-05-27): Initial CD sent to the borrower electronically on XX/XX/XX. Mailbox rule applies. Seller Comment (2024-05-27): Initial LE issued and sent to borrower XX/XX/XX. Borrower(s) acknowledged receipt.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25522999	30530154			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $625.00 on LE but disclosed as $675.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23866087	30564982			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23866087	30565021			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension was not provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-05-23): Client elects to waive.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23866087	30565022			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension was not provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-05-23): Client elects to waive.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23866087	30565025			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-05): XXXXX received initial CD.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23866087	30565042			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $700.00 on LE but disclosed as $775.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24324819	30635501			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24324819	30635558			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2024-06-24): XXXXX received Seller CD. No seller paid costs, new home purchase direct from builder. Reviewer Comment (2024-06-17): XXXXX did not receive a Revised CD with Seller costs disclosed or a Seller CD or a Seller Settlement Statement to address. Received a CD on a different property on a refinance. Seller Comment (2024-06-13): (XXXXX) Updated CD executed XX/XX/XX uploaded for review	06/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24324819	30658863			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24324819	30658864			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24324819	30658865			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24995310	30527302			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24995310	30678480			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___					Reviewer Comment (2024-06-04): Client elects to waive. Seller Comment (2024-06-04): UW comments on appraisal-There are two valuaon items as required by investor at me of approval #1 is DU PIW Value Acceptance and #2 is 2055 Drive By. Seller Comment (2024-06-04): appraisal waiver Seller Comment (2024-06-04): XXXXX REVIEW			06/04/2024	2		B		B		B		B		B		CA	Second Home	Purchase		B	B	A	A	B	B	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27991302	30530735			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX/S-Corp. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-05-23): Client elects to waive. Reviewer Comment (2024-05-22): Client to review. Seller Comment (2024-05-17): XX/XX/XX NR: Please see attached XXXXX Guideline section b1-1-03. The loan application date was between XX/XX/XX-XX/XX/XX of the current year and disbursed between XX/XX/XX and XX/XX/XX. In the event the most recent year's tax return is not obtained, the loan file must include a completed and signed IRS Form 4506-C for transcripts of tax returns provided by the borrower to the lender. the 4506 has been provided.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27991302	30530736			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX/Partnership. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-05-23): Client elects to waive. Reviewer Comment (2024-05-22): Client to review. Seller Comment (2024-05-17): XX/XX/XX NR: Please note that this business is only being used for a self-employed loss and not positive income. Since XXXXX is silent on this topic, XXXXX resorts to XXXXX section 5301.1 for self-employment not used for qualification. The guideline states the seller is not required to obtain any additional documentation or evaluate the income.			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27991302	30530738			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $263.20 exceeds tolerance of $255.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27991302	30531064			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/10/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27991302	30531065			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/10/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28012603	30438889			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/24/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28012603	30438890			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Collateral Desktop Analysis was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $90.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-05-21): Valid COC was provided adding $90 fee for CDA.

Seller Comment (2024-05-20): (XXXXX) Hello, The attached Letter of Explanation explains that the U/W after review of the appraisal requested a CDA (Collateral Desktop Analysis) to Verify Value based on the appraisal review. CDA was requested and ordered on XX/XX/XX. We were notified of the fee on XX/XX/XX, disclosed on LE on XX/XX/XX. We disclosed within 72 hrs. This was a valid change of Circumstance.  We have advised why the CDA was required and the dates when we become aware the CDA was needed and disclosed.  Can you please let me know why this is not sufficient to clear the condition and else you need?  Thank you

Reviewer Comment (2024-05-17): XXXXX received LOX for providing the CDA. However, the reason/more information is required on why the CDA was required and when the lender became aware of the change as to confirm why it was not known at the time of initial and added later.

Seller Comment (2024-05-16): (XXXXX) Hello, Letter of Explanation for CDA fee has been uploaded

Reviewer Comment (2024-05-15): XXXXX received COC for adding the fee however, the reason for adding the fee by UW is still missing. More information is necessary on reason why UW required the fee.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-14): (XXXXX) Hello, please see attached LOX, COC and LE

Reviewer Comment (2024-05-07): XXXXX received Changed Circumstance dated XX/XX/XX. but it does not give sufficient information on why the CDA fee was added on XX/XX/XX revised LE. Hence, we also required additional information on why the fee was added on the revised LE and was not known prior to and at initial application disclosure and to provide information supporting lender's knowledge of when they became aware of the fee or Cure is due to borrower.

Seller Comment (2024-05-04): (XXXXX) Hello, please see attached LE/COC dated XX/XX/XX. showing fee in question.
																			05/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28012603	30439493			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. XXXXX personal and business Extension was not provided.				Reviewer Comment (2024-05-01): Client elects to waive.			05/01/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20701117	30707879			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $128.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20701117	30707880			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $300.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20701117	30709484			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $300.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Re-Issue Fee of $300.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27087375	30453407			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Rate/Term		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27087375	30453422			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-20): Received Desk Review documents verified and updated the details. Exception Cleared. Seller Comment (2024-05-15): (XXXXX) Hello, please see attached Desk Review.	05/20/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Refinance - Rate/Term		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487006			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487007			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-08): Client elects to waive. Seller Comment (2024-05-08): App date is not XX/XX/XX but XX/XX/XX - please see docs uploaded for LE condition Reviewer Comment (2024-05-08): Application date, per loan file is XX/XX/XX. Seller Comment (2024-05-06): See attached ... both together should clear this condition			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487008			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing a copy of Initial Rate Lock Date document.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487009			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Review determined loan is a Higher Priced QM (APOR) loan.				Reviewer Comment (2024-05-09): Evidence of rate lock date was provided showing index used by lender, exception cleared. Seller Comment (2024-05-06): Please see attached. Thank you	05/09/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487010			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-05-08): Client elects to waive. Seller Comment (2024-05-08): App Date is XX/XX/XX when the loan received an address. See TBD docs uploaded for LE condition. Reviewer Comment (2024-05-08): Application date, per loan file is XX/XX/XX. Seller Comment (2024-05-06): Please see pgs 778-782 of the original file upload. The ABA was sent and the proof of delivery is in the Audit log on these pgs. After this there was a borrower added to the loan, Proof of delivery for the XX/XX/XX ABA is pgs 768-777 of the original file upload. Thank you!			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487011			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							05/01/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28974646	30487031			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing a copy of Initial Rate Lock Date document.				Reviewer Comment (2024-05-06): Received and associated Initial Rate Lock Date document. Exception cleared. Seller Comment (2024-05-06): See attached	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26629163	30574652			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24650025	30525686			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24650025	30606439			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___					Reviewer Comment (2024-05-28): Client elects to waive. Seller Comment (2024-05-24): What is being requested here-- Another valuation?			05/28/2024	2		B		B		B		B		B		CA	Second Home	Purchase		B	B	B	B	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20034579	30639219			Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	Please provide supporing document for non-ciitizen borrower XXXXX (i.e. passport, visa etc)				Reviewer Comment (2024-06-04): Provided VISA for borrower XXXXX verified and updated the details. Exception Cleared. Seller Comment (2024-06-03): photo ID	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20524071	30545622			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							05/13/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20524071	30545623			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent Tax Return not provided in the file.
Reviewer Comment (2024-05-23): Client elects to waive.

Reviewer Comment (2024-05-22): Client to review.

Seller Comment (2024-05-17): XX/XX/XX NR: Please see attached 4506. The XXXXX Guidelines section B1-1-03 for loans that the application date falls betweenXX/XX/XX-XX/XX/XX of the current year and disburse between XX/XX/XX and XX/XX/XX of the current year can take the following:  In the event the most recent year's tax return is not obtained, the loan file must include a completed and signed IRS Form 4506-C for transcripts of tax returns provided by the borrower to the lender. 4506 was provided
																					05/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20524071	30545624			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to compliance exception.
Reviewer Comment (2024-05-22): Loan is SHQM (APOR).

Seller Comment (2024-05-17): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate and Itemization of Settlement Fees and Charges, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. The difference between the APR vs APOR is 1.415%. This is Safe Harbor. $2,540.00 - $400.00 = $2,140.00 / $1,657,260.97 = 0.12912872738443800%
																			05/22/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20524071	30545625			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23491% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $52,540.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $48,724.63 (an overage of $3,815.37 or .23491%).	Points and Fees on subject loan of 3.23491% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $52,540.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $48,724.63.
Reviewer Comment (2024-05-22): Offset provided for seller paid Loan Discounts per Itemization.

Seller Comment (2024-05-17): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate and Itemization of Settlement Fees and Charges, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $2,540.00 - $400.00 = $2,140.00 / $1,657,260.97 = 0.12912872738443800%
																			05/22/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20524071	30605658			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent Tax Return not provided in the file.				Reviewer Comment (2024-05-23): Client elects to waive.			05/23/2024	2		B		B		B		B		B		AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21176488	30552793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier receipt by borrower not found				Reviewer Comment (2024-06-05): XXXXX received disclosure Tracking details for the initial disclosures were mailed to borrower on XX/XX/XX.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21176488	30553082			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21176488	30554202			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing disclosure provided is incomplete. Tested using an estimated Date Issued based on best information available				Reviewer Comment (2024-06-05): XXXXX received LOA to remove Draft CD document(s) estimated to be provided on XX/XX/XX & XX/XX/XX, from testing as not provided to the borrower.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21176488	30554203			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		NH	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21176488	30574239			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/17/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28060875	30548391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-03): XXXXX received e-consent dated XX/XX/XX	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28060875	30548474			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27397663	30529631			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27397663	30529862			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,530.00 exceeds tolerance of $2,245.00 plus 10% or $2,469.50. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $2,530.00 exceeds tolerance of $2,245.00 plus 10% or $2,469.50. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27397663	30529867			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $219.10 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $219.10 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28258431	30553906			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,323.60 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,323.60 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		MT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28258431	30553907			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $90.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee $90.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		MT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21464609	30705473			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26251427	30690970			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							06/04/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26251427	30690974			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,934.50 exceeds tolerance of $5,685.00. Insufficient or no cure was provided to the borrower.	Fee increased on XX/XX/XX Closing Disclosure with no valid change evident.				Reviewer Comment (2024-06-18): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing Seller Comment (2024-06-17): EVID BORR REFUND Reviewer Comment (2024-06-13): XXXXX received rebuttal that no COC is available, in this case we would require cure/refund to the borrower. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (2024-06-12): XXXXX does not have a COC for this increase. Will you allow a borrower refund of $249.50 or how do you want this cured?		06/18/2024		2	C	B	C	B	C	B	C	B	C	B		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26251427	30691967			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Please provide an updated AUS removing co-borrower's income and employment. AUS shows co-borrower wages of $1.00 per month, however paystub, W2, and VVOE were not provided and are required by the AUS in file.				Reviewer Comment (2024-06-11): Revised AUS received and verified. Exception is cleared. Seller Comment (2024-06-11): REV AUS	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26512430	30526983			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26512430	30527103			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets are insufficient to meet cash to close of $265,442.03. Final 1008 reflects $284,251.40 verified.				Reviewer Comment (2024-05-15): EMD updated and documents associated. As per guidelines/AUS findings, sufficient funds available for CTC requirements. Exception is cleared. Seller Comment (2024-05-14): XX/XX/XX NR: Please see page 2 of the sales contract that shows 2 EMD's for $10,000 and 10% of the sales price which at the time was $1,392,645 total. The 10k and $129,264.50 were both wired to title and they confirmed the two EMD's that XXXXX is not counting towards the total cash to close. Borrower has sufficient funds for closing.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26512430	30527265			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $842.70 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $750.00 on LE but disclosed as $842.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $92.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26512430	30527270			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.						Reviewer Comment (2024-05-15): EMD updated and documents associated. As per guidelines/AUS findings, sufficient funds available for Reserves. Exception is cleared. Seller Comment (2024-05-14): XX/XX/XX NR: Please see page 2 of the sales contract that shows 2 EMD's for $10,000 and 10% of the sales price which at the time was $1,392,645 total. The 10k and $129,264.50 were both wired to title and they confirmed the two EMD's that XXXXX is not counting towards the total cash to close. Borrower has sufficient funds for closing.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23229164	30595934			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/22/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23229164	30595935			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX 1040's and business returns. Tax Extension not provided.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23229164	30595936			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX 1040's and business returns. Tax Extension not provided.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23229164	30595940			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22724570	30591200			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/21/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22724570	30591201			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-30): Itemization received and offset provided for lender paid fees. Seller Comment (2024-05-24): Lender Credits covered the Application Fee. Please see attached Itemization of Settlement Fees and Charges. Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage $13,090.00 - $0.00 = $13,090.00 / $460,865.81 = 2.8403061620040800%	05/30/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22724570	30591202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09410% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $14,200.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $13,768.13 (an overage of $431.87 or .09410%).	QM Points and Fees threshold exceeded by $431.87 or .09410%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-05-30): Itemization received and offset provided for lender paid fees. Seller Comment (2024-05-24): Lender Credits covered the Application Fee. Please see attached Itemization of Settlement Fees and Charges. Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage $13,090.00 - $0.00 = $13,090.00 / $460,865.81 = 2.8403061620040800%	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23051567	30658462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-28): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Reviewer Comment (2024-06-26): Doc ID 21 contains incomplete CD and has closing date XX/XX/XX. If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID 21 were never provided to the borrower and XXXXX will review for re-testing.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23051567	30658767			Credit	System	General	System	Borrower 1003 current address does not match Note address.	-	Discrepancies on city name stated on final 1003 and Note. Final 1003 has XXXXX as city and Note has XXXXX.				Reviewer Comment (2024-06-28): Received and associated updated final 1003. Borrower's current address matching with Note address. Exception is cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23051567	30658770			Credit	System	General	System	Borrower 1003 current address does not match Note address.	-	Discrepancies on city name stated on final 1003 and Note. Final 1003 has XXXXX as city and Note has XXXXX.				Reviewer Comment (2024-06-28): Received and associated updated final 1003. Co-Borrower's current address matching with Note address. Exception is cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26182839	30574731			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.				Reviewer Comment (2024-06-07): XXXXX received earliest e-consent. Seller Comment (2024-06-06): (XXXXX) Borrower E-Consent Form Uploaded	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26124939	30689544			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		The File is missing a copy of Appraisal.				Reviewer Comment (2024-06-11): This is PIW transaction. Appraisal waiver updated in valuation screen and AUS document associated. Exception is cleared. Seller Comment (2024-06-10): UW comments on PIW as noted on AUS and 2055 review	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26124939	30690026			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							06/04/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26124939	30756989			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value.				Reviewer Comment (2024-06-12): Client elects to waive.			06/12/2024	2		B		B		B		B		B		CO	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591864			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591865			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-05-29): Client elects to waive. Reviewer Comment (2024-05-23): XXXXX business and personal extensions in file.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591866			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591867			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591868			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591869			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591870			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591871			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591872			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591873			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591874			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591875			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591876			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591877			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591878			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591879			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591880			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX business and personal extensions in file.				Reviewer Comment (2024-05-29): Client elects to waive.			05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27966010	30591889			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-05-29): Client elects to waive.

Seller Comment (2024-05-24): Per Regulation 22.9 (f) "... A bank will be considered to be in compliance with the requirement for notice to the borrower of this section by providing written notice to the borrower containing the language presented in appendix A to this part within a reasonable time before the completion of the transaction. The notice presented in appendix A to this part satisfies the borrower notice requirements of the Act." This does not state that it must be signed but only delivered to the borrower within a reasonable time. Please reference the attached Flood hazard area notice and TRID History highlighted in yellow showing it distributed and clicked.
																					05/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24563174	30641554			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/28/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29163565	30774703			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/13/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29163565	30774704			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-06-20): Client elects to waive.			06/20/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26825544	30493652			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-08): Loan re-designated per client request.	05/08/2024			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26825544	30519766			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan re-designated per client directive				Reviewer Comment (2024-05-08): Client elects to waive.			05/08/2024	2		A		B		B		B		A		IL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22123947	30605785			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $92.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-11): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD Seller Comment (2024-06-09): check Seller Comment (2024-06-09): Please see attached		06/11/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22123947	30642707			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $84,954.78 is less than Cash From Borrower $207,649.10.
Reviewer Comment (2024-06-04): Received supporting documents for EMD source of funds/deposit verified and updated the details. Exception Cleared.

Seller Comment (2024-06-04): XX/XX/XX AMB: Please see the attached signed agreement for the loan from HCDD.

Reviewer Comment (2024-05-30): Provided documents are not signed and dated by all parties. Please provide signed and dated copies. Exception remains.

Seller Comment (2024-05-29): XX/XX/XX AMB: Please note that the borrower took out a loan from XXXXX for $116,250 and the proceeds from this loan were wired directly to the title company. After fees, the total wire amount was $113,952.50. Please see the attached note for the loan, along with the wire transfer matching this amount. The monthly payment from HCDD was included in the borrower's debt calculation.
																			06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22123947	30642723			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing proof of liquidation for the stock accounts that is required per the AUS.
Reviewer Comment (2024-06-04): Excluded from closing, these funds are not needed with the EMD documentation being provided, clearing exception

Seller Comment (2024-06-04): XX/XX/XX AMB: Please note that AUS findings state that evidence of liquidation is required "unless the combined value of the assets is at least 20% greater than the amount from these assets needed for closing." After the depository accounts are taken into consideration, the remaining amount of cash to close is $8,066.82. Per AUS, the combined value of the stock accounts need to equal 20% greater than $8,066.82, which would be $9,680.18. The combined value of the stock accounts is $56,126.05, therefore the accounts did not need to be liquidated.

Reviewer Comment (2024-05-30): Per the AUS,  proof of liquidation is needed for the two stock accounts with balances of $45,406.88 and 10,719.17 in order to use towards funds closing funds. These assets are needed to qualify. Exception remains.

Seller Comment (2024-05-29): XX/XX/XX AMB: Please note that the borrower took out a loan from XXXXX for $116,250 and the proceeds from this loan were wired directly to the title company. After fees, the total wire amount was $113,952.50. Please see that these funds were documented in Loan Exception ID XXXXX.
																			06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22123947	30642748			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing source of funds. Per the AUS, if the EMD is used to qualify, evidence that the EMD check has cleared the borrower's account must be provided. Provide a statement for the source account for each EMD used to qualify. The statements must cover the period up to and including the state the EMD cleared the account.
Reviewer Comment (2024-06-04): Received supporting documents for EMD source of funds/deposit verified and updated the details. Exception Cleared.

Seller Comment (2024-06-04): XX/XX/XX AMB: Please see the attached signed agreement for the loan from HCDD.

Reviewer Comment (2024-05-30): Provided documents are not signed and dated by all parties. Please provide signed and dated copies. Exception remains.

Seller Comment (2024-05-29): XX/XX/XX AMB: Please note that the EMD of $7,500 was backed out of available funds, and the cash deposit of $113,952.50 that was sent directly to title was documented in Loan Exception ID XXXXX.
																			06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22123947	30642752			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing source of funds. Per the AUS, if the EMD is used to qualify, evidence that the EMD check has cleared the borrower's account must be provided. Provide a statement for the source account for each EMD used to qualify. The statements must cover the period up to and including the state the EMD cleared the account.
Reviewer Comment (2024-06-04): Received supporting documents for EMD source of funds/deposit verified and updated the details. Exception Cleared.

Seller Comment (2024-06-04): XX/XX/XX AMB: Please see the attached signed agreement for the loan from HCDD.

Reviewer Comment (2024-05-30): Provided documents are not signed and dated by all parties. Please provide signed and dated copies. Exception remains.

Seller Comment (2024-05-29): XX/XX/XX AMB: Please note that the EMD of $7,500 was backed out of available funds, and the cash deposit of $113,952.50 that was sent directly to title was documented in Loan Exception ID XXXXX.
																			06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29032254	30565056			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21494569	30578444			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21494569	30578455			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25803298	30641522			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-06-03): Client to review. Seller Comment (2024-05-31): XX/XX/XX KT Hi Team, Please see attached extension for the tax returns. Borrower will not be required to file personal returns until later in the year, so the XXXXX returns should be utilized in this instance.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25803298	30641530			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XX	XXX,Aggregator	Reviewer Comment (2024-06-04): Client elects to waive. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XX Reviewer Comment (2024-06-03): Client to review. Received Disaster Inspection reflecting no damage. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XX. Seller Comment (2024-06-03): Please see attached.			06/04/2024	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25803298	30660485			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-06-03): Client to review. Seller Comment (2024-05-31): XX/XX/XX KT Hi Team, Please see attached extension for the tax returns. Borrower will not be required to file personal returns until later in the year, so the XXXXX returns should be utilized in this instance.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25239584	30778925			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-06-25): Received Disaster Condition report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-06-25): DAIR	06/25/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25557648	30509856			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/07/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25557648	30509857			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-14): Loan qualifies with excluded income, exception cleared	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25557648	30509858			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule B	General QM: Unable to verify Interest / Dividend income using reasonably reliable third-party records.	Unable to verify Interest / Dividend income using reasonably reliable third-party records.				Reviewer Comment (2024-05-14): Loan qualifies with excluded income, exception cleared Seller Comment (2024-05-14): : Please see attached updated AUS, 1008, and 1003 removing the interest and dividend income as not needed to qualify. Seller Comment (2024-05-14): :Please see attached updated AUS, 1008, and 1003 removing the interest and dividend income as not needed to qualify.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24707917	30658061			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-05): Itemization received and offset provided for seller paid fees. Seller Comment (2024-06-04): Seller Credits covered the Discount Charge, Processing Fee, and Underwriting Fee. Please see attached Itemization of Settlement Fees and Charges.	06/05/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24707917	30658062			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.97388% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $48,274.75 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $36,444.01 (an overage of $11,830.74 or .97388%).	QM Points and Fees threshold exceeded by $11,830.74 or .97388%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-06-05): Itemization received and offset provided for seller paid fees. Seller Comment (2024-06-04): Seller Credits covered the Discount Charge, Processing Fee, and Underwriting Fee. Please see attached Itemization of Settlement Fees and Charges.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21150832	30635617			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/28/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26429484	30617939			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file was missing a copy of recent year tax returns.				Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-05-31): Client to review Seller Comment (2024-05-30): XX/XX/XX KT Hi Team, please rescind. While the business returns were due XX/XX/XX, income cannot be calculated without the XXXXX personal returns, and those are not due until XX/XX/XX. XXXXX returns should not have been required on this file. Thank you,			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25928735	30792690			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,907.20 exceeds tolerance of $1,783.60. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	B	A	A	A	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25928735	30838570			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/19/2024	2		B		B		B		B		B		WA	Primary	Refinance - Rate/Term		A	B	A	A	A	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22227665	30934338			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2024-07-03): Client elects to waive.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21977440	30689404			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29426769	30993928			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							06/28/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29426769	30993930			Compliance	Compliance	State Compliance	State Defect	XXXXX SB 1894	XXXXX Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Evidence of borrower receipt was not found in file.				Reviewer Comment (2024-07-08): Disclosure received. Seller Comment (2024-07-02): Please see attached recorded mortgage with Certificate of Compliance.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29426769	30997181			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-07-08): Signed/dated CD received. Seller Comment (2024-07-03): CD signed and dated at closing is attached. Seller Comment (2024-07-02): Borrower received and signed attached CD at time of consummation. Consummation date XX/XX/XX.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29426769	30997182			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Testing inconclusive. The rescission period starts when the latest of three things occurs: (1) RTC signed; (2) consummation OR (3) borrower receipt of accurate material disclosures. Executed Final CD was not provided, we are unable to determine date Final CD was received by borrower. Lender to provide executed Final CD or verification of date received.				Reviewer Comment (2024-07-08): Signed/dated CD received. Seller Comment (2024-07-03): CD signed and dated at closing is attached. Seller Comment (2024-07-02): Borrower received and signed attached CD at time of consummation.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30596626			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/22/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30596627			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file was missing a copy of the rate lock document.							05/22/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30596628			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-06): Compliance report received confirming loan designation Seller Comment (2024-06-06): Regs Data Seller Comment (2024-06-05): What do you all need for this?	06/06/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30596639			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial rate Lock date is not documented in the file.				Reviewer Comment (2024-05-29): Rate Lock confirmation document associated and date updated. Exception is cleared. Seller Comment (2024-05-29): Lock Confirmation	05/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30603694			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-05-29): No additional action required; XXXXX business and personal extension were acknowledged a being in file. Buyer will address open Ev2 exception. Seller Comment (2024-05-28): Please see pgs 391-392 of the original file upload for the XXXXX ext app for the business and 489-490 for the personal ext.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23494260	30603695			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-05-29): No additional action required; XXXXX business and personal extension were acknowledged a being in file. Buyer will address open Ev2 exception. Seller Comment (2024-05-28): Please see pgs 391-392 of the original file upload for the XXXXX ext app for the business and 489-490 for the personal ext.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23072212	30657130			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/30/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23072212	30657598			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-06-12): Client elects to waive.			06/12/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27204958	30743169			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27204958	30743171			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Copy/Rush fee 0% tolerance was exceeded by $100.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27204958	30743200			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28339677	30545879			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Bid tape reflects review should test loan designation to Safe Harbor QM (APOR). Loan is testing as of Higher Priced QM (APOR).. Loan XXXXX be re-designated to Higher Priced QM (APOR).				Reviewer Comment (2024-02-14): Client request to re-designate to Higher Priced QM (APOR) Buyer Comment (2024-02-13): Please re-designate to HPQM the compliance report supports HPQM.	02/14/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28339677	30545884			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	This is an EV2 informational only exception due to client request to re-designate to Higher Priced QM (APOR). This exception XXXXX be waived.				Buyer Comment (2024-02-14): Acknowledged non material			02/14/2024	2		A		B		B		B		A		AZ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29016095	30545935			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation XXXXX be re-designated to Higher Priced QM.				Reviewer Comment (2024-03-11): Lender request to re-designate to HPQM Buyer Comment (2024-03-11): XXXXX accepts HPQM.	03/11/2024			1	B	A	C	A	B	A	C	A	B	A		KY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29016095	30545938			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title commitment document amount $ XXXXX and note document amount $ XXXXX .Please provide updated title commitment , provide final Title policy or closing/escrow instructions reflecting intended coverage should be $XXXXX. This is an EV2 informational exception and XXXXX be waived.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-03-21): Closing instructions provided Buyer Comment (2024-03-19): See attached closing instructions reflecting intended coverage to be $XXXXX.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		KY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29016095	30545939			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Lender request to re-designate to HPQM, this is an EV2 informational due to re-designation and can be waived.				Reviewer Comment (2024-03-13): XXXXX allows HPQM Buyer Comment (2024-03-11): XXXXX accepts HPQM.			03/13/2024	2		A		B		B		B		A		KY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26987053	30757885			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-06-20): Client elects to waive. Reviewer Comment (2024-06-19): Client to review. Seller Comment (2024-06-17): CT XX/XX/XX: Please see the attached Flood Disclosure			06/20/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24628738	30744051			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24628738	30744053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,985,773.49 is under disclosed by $-150.00 compared to the calculated Amount Financed of $1,985,623.49 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $1,985,623.49 Calculated finance charge is $1,985,773.49 Variance of $150.00				Reviewer Comment (2024-06-14): XXXXX received documentation of fee purpose. Seller Comment (2024-06-13): The credit tech fee from XXXXX is for the credit report and debt monitoring. this is not an apr fee. Please waive this suspense.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24628738	30744054			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,624,464.85 is under disclosed by $150.00 compared to the calculated Finance Charge of $2,624,614.85 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $2,624,614.85 Calculated finance charge is $2,624,464.85 Variance of -$150.00				Reviewer Comment (2024-06-14): XXXXX received documentation of fee purpose. Seller Comment (2024-06-13): This is a non apr fee.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24628738	30744058			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Review Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $165.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25058537	30752993			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	Files does not contain documentation form lender/seller confirming the condo is warrantable. Project approval in file stated not certified by lender/ No XXXXX Review				Reviewer Comment (2024-06-25): Condominium UW Certification received and associated. Exception is cleared. Seller Comment (2024-06-25): CONDO CERT Reviewer Comment (2024-06-21): Provided document does not state the warrantable condo. Please provide documentation from lender/seller confirming the condo is warrantable project. Exception Remains. Seller Comment (2024-06-20): CONDO DOCS	06/25/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666516			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-06-12): Client elects to waive.			06/12/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666517			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2024-06-12): Client elects to waive.			06/12/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666518			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow				Reviewer Comment (2024-06-28): XXXXX received lender attestation that XX/XX/XX CD was a balancing CD and ot issued to borrower.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666519			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.				Reviewer Comment (2024-06-28): XXXXX received lender attestation that XX/XX/XX CD was a balancing CD and ot issued to borrower. Seller Comment (2024-06-27): (XXXXX) Hi, I'm not sure what you are asking for here. The final CD has a escrow account for HOI and taxes. I uploaded the final CD dated XX/XX/XX and highlighted escrow information. I also provided a letter of attestation for the title only CD. If this does not clear can you please provide more specific information you are looking for.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666520			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Reviewer Comment (2024-07-02): XXXXX received LOX for rebuttal response and valid COC for the property address changed on XX/XX/XX and initial disclosures sent within that 3 business days of application.

Reviewer Comment (2024-06-28): XXXXX received Initial package, which indicates property address as "XXXXX instead of "XXXXX". In order to determine we also required supporting documentation of property address change and supporting lender's knowledge of when they became aware of the changes and why it was not known prior to and at initial application disclosure or provide corrected initial LE within that 3 business days of application for testing.
																			07/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20837834	30666536			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $188,400 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-07-03): Received updated Hazard Insurance Policy evidencing Guaranteed Replacement Cost. Exception is cleared.

Reviewer Comment (2024-06-27): Documentation received does not reflect the amount of replacement cost only that the 100% replacement Cost. Please provide evidence that the coverage is 100% or guaranteed replacement cost, evidence of the replacement cost of the property, or XXXXX property insurers coverage checklist in lieu of RCE. Exception remains.

Seller Comment (2024-06-27): (XXXXX) Insurance states there is 100% replacement cost.  This should be sufficent coverage.
																			07/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30834997			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/19/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30834998			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.				Reviewer Comment (2024-06-26): Client elects to waive.			06/26/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30834999			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.				Reviewer Comment (2024-06-27): XXXXX received updated E-sign Consent agreement with eConsent accepted by borrower on XX/XX/XX. Seller Comment (2024-06-26): E-consent for LE	06/27/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30835306			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 28.13150% exceeds AUS total debt ratio of 21.75000%.				Reviewer Comment (2024-07-01): Updated AUS associated and details updated. Exception is cleared. Seller Comment (2024-06-28): Updated AUS with corrected rental income calculation	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30835362			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2024-07-01): Updated AUS provided. Exception cleared Seller Comment (2024-06-26): QM/ATR document	07/01/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26216203	30835363			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-07-01): Updated AUS provided. Exception cleared	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28650710	30823590			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/18/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28650710	30823591			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/18/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20217267	30696463			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.							06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20217267	30696465			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $151.00 plus 10% or $166.10. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $300.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $151.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-13): XXXXX Reviewer Comment (2024-06-13): XXXXX received corrected PCCD & LOE. Seller Comment (2024-06-12): PCCD		06/13/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20217267	30696547			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20217267	30717031			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing tax and insurance verification for XXXXX				Reviewer Comment (2024-06-17): Tax Verification received and associated. Insurance is not applicable as property is vacant land. Exception is cleared. Seller Comment (2024-06-14): You are looking at the borrower's mailing address. Tax Bill shows property address of XXXXX Reviewer Comment (2024-06-13): Received Tax verification is for XXXXX is not acceptable. Please note, we require REO documents for property located at XXXXX. Exception remains. Seller Comment (2024-06-12): REO tax. Property is vacant land, insurance not required.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24310164	30699926			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/05/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30761657			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30761771			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30761772			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file
Reviewer Comment (2024-06-24): XXXXX Separate duplicate exception cited

Reviewer Comment (2024-06-24): XXXXX Received E-Consent dated XX/XX/XX does not specify list of documents sent to borrower. Kindly confirm the list of documents provided to the borrower or evidence that borrower received the CD dated 06/03 3 days prior to closing.

Seller Comment (2024-06-20): Please see attached document set sent to borrower on XX/XX/XX.

Reviewer Comment (2024-06-19): XXXXX Received E-Consent document showing documents viewed on XX/XX/XX; however, provided E-Consent does not specify the list of documents provided to the borrower. Also, file does not contain copy of CD dated XX/XX/XX. Provide Copy of CD dated XX/XX/XX along with evidence that borrower received the CD 3 days prior to closing.

Seller Comment (2024-06-18): Please see attached audit trail for delivery of initial CD dated XX/XX/XX.
																			06/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30761774			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower.	10%tolerance was exceeded by $7.50 due to increase of Recording fee in CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-06-18): Cure on final CD from closing. CD attached.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30761775			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $210.00 exceeds tolerance of $90.00. Insufficient or no cure was provided to the borrower.	Collateral Desktop Analysis Fee was last disclosed as $90.00 on Initial closing disclosure but disclosed as $210.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$120.00a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-27): XXXXX Received PCCD, LOE and Payment history. Seller Comment (2024-06-26): Please see attached cure package.		06/27/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29969997	30920052			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	XXXXX Received E-Consent dated XX/XX/XX does not specify list of documents sent to borrower. Kindly confirm the list of documents provided to the borrower or evidence that borrower received the CD dated XX/XX/XX 3 days prior to closing.				Reviewer Comment (2024-06-27): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-06-26): Please see attached document set that was sent on XX/XX/XX, a copy of the audit trail and the cover page of the document set matching the envelope ID for the audit trail.	06/27/2024			1		A		A		A		A		A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20702539	30707359			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2024-06-14): XXXXX received earliest e-consent. Seller Comment (2024-06-13): Initial LE	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20702539	30707371			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing a copy of signed initial 1003				Reviewer Comment (2024-06-17): Initial 1003 received and associated. Exception is cleared. Seller Comment (2024-06-17): Initial 1003 Seller Comment (2024-06-17): Initial 1003 fully executed	06/17/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28766584	30741285			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23699654	30757208			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/11/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23957942	31029303			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23957942	31029304			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/02/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28206944	30892111			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/20/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28206944	30892112			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/20/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21995065	30756389			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-06-21): XXXXX received disclosure tracking suffice. Seller Comment (2024-06-20): EVID LE SENT TO BORR W/IN 3 DAYS OF XX/XX/XX	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20811885	30757469			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/11/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607660			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,539.12 exceeds tolerance of $1,370.00 plus 10% or $1,507.00. Insufficient or no cure was provided to the borrower.	Cure at closing of $31.68 was insufficient to cover the required amount of $32.12
Reviewer Comment (2024-04-09): XXXXX received additional information and reviewed compliance report to confirm un-rounded amount.

Buyer Comment (2024-04-09): The compliance report D0004 is the proof of the $810.40 Title -Lender's Title Insurance fee, page 8 or 23 in the compliance report shows $810.40. Please cancel as all of this was in the delivery file.

Reviewer Comment (2024-04-08): The 10% testing is based on all fees that were disclosed on Final LE, with the baseline being from the Initial LE. On this loan fees included for baseline totaled $1370. (title-settlement $200, Title-CPL $25, Title-Doc Prep $85, Title-Lender Title Ins $810, recording fee $120, Title-Courier $80, Title-Recording service $15, Title-Title Service fee $25 and Title-Wire fee $10) The Final CD then takes those fees and added for a total of $1539.12. (title-settlement $150, title-CPL $25, Title-Doc Prep $85, Title-Lender title ins $236.72, recording $132, title-Courier $50, Title-Recording Service $15, Title-title-service fee $835.40 & title-Wire$10). 10% tolerance fees are not tested individually, only 0% is tested individually. 10% is tested with an aggregate increase over 10% for testing threshold.  Fees increased $169.12 over baseline which is 12.34% and exceeds the 10% tolerance threshold. $1370 baseline + 10% = $137 = total $1507 and final CD amount was $1539.12 and tolerance violation of $32.12. Cure with Corrected CD, LOE to borrower, copy of cure refund for $32.12 (less $31.68 already cured at closing) and proof of mailing. There is no allowance to the regulation that allows a threshold for the fee tolerance.   1. _Use of unrounded numbers._Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under § 1026.19(e)(3)  and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service. Must be provide proof of the LE's fee(s) documentation to support the unrounded value for a correct cure amount determination. Otherwise, if not available, lender must cure the noted amount.

Buyer Comment (2024-04-08): Please clear: There is no additional cure required. The binding tolerance is $810.40. When you include the right binding tolerance the total binding fees are $1370.40. 10% is 137.04 + $1370.40 = $1507.44. 10% fees at closing $1539.12 - 1507.44 = $31.68 which is the amount already provided at closing.

Reviewer Comment (2024-04-08): XXXXX received rebuttal, however still additional cure of $0.04 is required. Please provide cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-04-04): Please see compliance report D0004. The binding Lender's Title Policy fee was $810.40 and only disclosed on LE as $810 due to TRID rounding requirements. The lender provided the correct cure amount of $31.68. see page 8 of 22 in the compliance report in file.

Reviewer Comment (2024-04-04): XXXXX received PCCD and LOE, however the cure required for 10% tolerance is 32.12 and cure provided at closing is $31.68 which is $0.44 less than required. Kindly provide remaining cure of $0.44. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-04-02): LOE and PCCD
																			04/09/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607661			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Testing as Higher Priced QM (APOR). Loan XXXXX be re-designated.				Reviewer Comment (2024-04-02): Cleared. EV2 set. Buyer Comment (2024-03-29): Please clear. Updated conforming program allows HPQM. Bid tape should not be assumed to show Safe Harbor.	04/02/2024			1	B	A	C	A	B	A	C	A	B	A		MO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607662			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-04-02): ABA provided. Buyer Comment (2024-03-29): ABA	04/02/2024			1	B	A	B	A	B	A	B	A	B	A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607664			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost Estimator Noted rebuild cost $292,248, however Coverage amount is $292,246 is insufficient to cover rebuild cost or loan amount by $2.				Reviewer Comment (2024-04-15): PCCD received with revised initial Disclosure. Exception Cleared Buyer Comment (2024-04-12): 1st pmt letter Buyer Comment (2024-04-12): PCCD Reviewer Comment (2024-04-04): Received revised HOI, however premium amount increased, Provide PCCD and revised Singed initial Escrow account due to change in Insurance premium amount. Exception Remains Buyer Comment (2024-04-04): HOI	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607667			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated XXXXX allows HPQM.				Buyer Comment (2024-04-15): Acknowledged. Buyer Comment (2024-04-15): Conforming v23 changed guidelines - tape does not show APOR. Please update the review process as under Conforming SHQM and HPQM are both acceptable. Reviewer Comment (2024-04-08): This can be waived. This was set due to the tape showing APOR but the loan was approved as HPQM. Buyer Comment (2024-04-04): Please review all other exceptions have been uploaded			04/15/2024	2		A		B		B		B		A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607668			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,539.12 exceeds tolerance of $1,370.40 plus 10% or $1,507.44. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure at closing				Reviewer Comment (2024-04-09): Sufficient Cure Provided At Closing		04/09/2024		1		A		A		A		A		A		MO	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23249311	30607669			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	This is an EV2 informational exception due change in escrow and on the PCCD and post close initial escrow disclosure. testing is based on initial escrow disclosure. This XXXXX be acknowledged.				Buyer Comment (2024-04-15): Acknowledged - Lender already provided updated IEAD			04/15/2024	2		B		B		B		B		B		MO	Second Home	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25880808	30757850			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25880808	30758333			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24715631	30608031			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation discrepancy due to loan was tested as Safe Harbor QM (APOR), but identified as Higher Priced QM (APOR).
Reviewer Comment (2024-04-17): Loan restated to Higher Priced QM APOR

Buyer Comment (2024-04-17): Please restate the loan designation to Higher priced QM APOR

Reviewer Comment (2024-04-12): UPDATE: The loan designation will not change. Per the compliance report the lender also returned a Higher Priced QM (APOR).

Buyer Comment (2024-04-12): Good day-Please review and clear condition.

Buyer Comment (2024-04-10): Good morning- Please note the following comp factors: FICO 20 pts+ over requirement, Low DTI of 26.7%, residual income of over $64k, 14 yrs in current job.

Buyer Comment (2024-04-04): Please waive this item as not needed.  This is a jumbo loan and the margin for Safe Harbor is 2.5%, the threshold is currently being based off the conforming margin of 1.5%
																			04/17/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24715631	30608034			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan restated to Higher Priced QM APOR				Reviewer Comment (2024-04-17): Client elects to waive.			04/17/2024	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24419674	30608069			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan has been identified as Higher Priced QM (APOR).				Reviewer Comment (2024-04-09): Received evidence of the correct loan designation. Condition cleared. Buyer Comment (2024-04-08): XXXXX Buyer Comment (2024-04-08): Please see the attached XXXXX report XXXXX designation of Higher Priced QM matches DD designation.	04/09/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24419674	30608070			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Per lender rebuttal and XXXXX, loan designation is Higher Priced QM (APOR)				Reviewer Comment (2024-04-10): Client elects to waive.			04/10/2024	2		A		B		B		B		A		NC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20938974	30833896			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The file was missing a copy of the Appraisal.				Reviewer Comment (2024-06-28): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-06-27): appraisal	06/28/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20938974	30833926			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-06-28): Post Disaster 1004 associated and details updated. Property Inspection report is not required. Exception is cleared. Seller Comment (2024-06-27): please advise the disaster name	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20938974	30833936			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20938974	30834002			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		Appraisal is missing from file.				Reviewer Comment (2024-06-28): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-06-27): appraisal	06/28/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20938974	30834043			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within a reasonably practicable time after using credit score.							06/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24625021	30939122			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-07-01): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-07-01): Please see attached.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20304412	30809552			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		File is missing the AUS document, Final 1008 showing AUS Approved was used for the review.				Reviewer Comment (2024-06-21): Received AUS verified and updated the details. Exception Cleared. Seller Comment (2024-06-20): XX/XX/XX TT: Providing copy of the AUS run for this loan	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25512461	30938524			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21597738	30823510			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							06/18/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21597738	30824322			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25990137	30666660			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-
Reviewer Comment (2024-06-19): Paystub and W-2s were provided.

Seller Comment (2024-06-19): see previous comment

Seller Comment (2024-06-19): Please note that the W-2 and income docs were provided to clear the ATR/QM compliance condition, the Day 1 certainty approval expires on XX/XX/XX we would need to perform a 10 day pre-close verbal.  Please clarify why a revised LP is needed?  Please see the attached

Reviewer Comment (2024-06-18): Received Paystub and W-2 for the year XXXXX and XXXXX. Income is supporting to final 1003. However AUS reflects Day 1 certainty used for income calculation. Please provide updated AUS as income was considered from Paystub and W-2's. Exception remains.

Seller Comment (2024-06-18): income docs
																			06/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25990137	30666746			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							05/31/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25990137	30666747			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-19): Paystub and W-2s were provided. Seller Comment (2024-06-18): income docs uploaded	06/19/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25990137	30666748			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.				Reviewer Comment (2024-06-19): Paystub and W-2s were provided. Seller Comment (2024-06-18): income docs	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25990137	30666750			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $680.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.	HOA/Condo Questionnaire fee amount of $680.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-05-31): Sufficient Cure Provided At Closing		05/31/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20086503	30691219			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee. was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $175.00 , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-12): XXXXX received updated valid Changed circumstance dated XX/XX/XX. Seller Comment (2024-06-11): COC	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20630982	30932611			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $63,000.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-06-28): Updated Hazard Insurance Policy associated and details updated. Sufficient coverage available. Exception is cleared. Seller Comment (2024-06-28): Both items shows sufficient coverage. Please clear.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20630982	30932672			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20630982	30932694			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-07-03): Client elects to waive. Seller Comment (2024-07-02): can we get this updated to clear, asap? Seller Comment (2024-06-28): appraisal delivery proof			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20630982	30932699			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-06-28): Mailed disclosure meets timing requirements based on mailbox rule Seller Comment (2024-06-28): The audit trail proves that we disclosed the XX/XX/XX LE on XX/XX/XX. Borrower signed on 6.11, but it was properly disclosed on XX/XX/XX. Please see this condition to be cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21109598	30980308			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21109598	30980937			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $785.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $785.00 on LE but disclosed as $975.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-27): Sufficient Cure Provided At Closing		06/27/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21109598	30980938			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $253.80 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit report Fee was last disclosed as $250.00 on LE but disclosed as $253.80 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-27): Sufficient Cure Provided At Closing		06/27/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25773567	31106471			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/12/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28389103	31073494			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/09/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28389103	31073495			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-18): Client elects to waive. Reviewer Comment (2024-07-10): Client to review.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23368991	30978590			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23368991	30978644			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23368991	30978645			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23368991	30978647			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $17.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-06-27): Sufficient Cure Provided At Closing		06/27/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28105538	30779949			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20227297	31170887			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal - ECOA Receipt of Appraisal without waiver OR after waiver.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20227297	31170892			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20227297	31172921			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	The appraisal was not in the name of the lender. HPML/Safe Harbor requires correct lender to be identified. Provide a revised appraisal correcting the client.							07/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27106351	30893948			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan Designation is testing as Higher Priced QM (APOR). Loan XXXXX be re-designated.				Reviewer Comment (2024-04-12): XXXXX accepts HPQM. Re-designated. Buyer Comment (2024-04-10): Please re-designated to HPQM; compliance report supports HPQM	04/12/2024			1	B	A	C	A	B	A	C	A	B	A		AL	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27106351	30893949			Compliance	Compliance	State Compliance	State Late Charge	XXXXX Late Charge Percent and Amount Testing	XXXXX Late Charge: Note late charge amount of $412.81 exceeds the state maximum of $100.					Buyer Comment (2024-04-22): Lender acknowledged non material EV2			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27106351	30893950			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,350.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.	Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-04-08): Sufficient Cure Provided At Closing		04/08/2024		1	A	A	A	A	A	A	A	A	A	A		AL	Second Home	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27106351	30893952			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property is has "Rural Characteristics", however is not zoned, requires further review.				Reviewer Comment (2024-04-10): Appraisal reviewed and deemed acceptable. per client Buyer Comment (2024-04-10): Appraisal reviewed and deemed acceptable. Please clear.	04/10/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27106351	30893953			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Compliance report states HPQM.				Buyer Comment (2024-04-16): Lender acknowledged non material EV2. Redesignated to HPQM.			04/16/2024	2		A		B		B		B		A		AL	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30893997			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate missing				Reviewer Comment (2024-03-29): Flood Cert Received for Subject Property Buyer Comment (2024-03-29): Flood Cert	03/29/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30893998			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exception have been cured/cleared.				Reviewer Comment (2024-04-15): Client request to re-designate to HPQM. Buyer Comment (2024-04-15): Please redesignate to HPQM. Buyer Comment (2024-04-11): Please clear, HPQM is standard for Conforming.	04/15/2024			1	B	A	C	A	B	A	C	A	B	A		OH	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30893999			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	RESPA Homeownership Counseling List missing				Reviewer Comment (2024-04-09): Doc provided Buyer Comment (2024-04-05): Homeowners Counseling list	04/09/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894000			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	XXXXX Right Not To Close Disclosure missing				Reviewer Comment (2024-04-03): Disclosure provided. Another EV2 has set due to the date. Buyer Comment (2024-04-01): Disclosure	04/03/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894002			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File is missing Right to Receive Copy of Appraisal				Reviewer Comment (2024-03-28): Complete LE provided. Reviewer Comment (2024-03-28): Right to receive noted, We are looking for evidence appraisal was sent/received within 3 days of closing Buyer Comment (2024-03-27): Please see pg. D0181 for right to receive a copy of the Appraisal Disclosure.	03/28/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Second Home	Purchase	Good faith redisclosure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894003			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,565.07 XXXXX be required.	File is missing the required Loan Estimate.				Reviewer Comment (2024-03-28): Complete LE provided with signature. Buyer Comment (2024-03-28): LE receipt page in Other section, page 546. This is the same LE dated XX/XX/XX Buyer Comment (2024-03-28): Initial LE first page is D0213, the remaining pages are in the Other section right now pages 657 and 658. Also, the initial application is dated XX/XX/XX but XXXXX is showing XX/XX/XX. You can see all in "unstacked" view. Buyer Comment (2024-03-27): Please see page D0180 for signed consumer receipt of LE verification and LE pages.	03/28/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase	No Defined Cure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894004			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Buyer Comment (2024-03-28): Lender acknowledged non material EV2 Buyer Comment (2024-03-28): Form attached states borrower chose to receive copies appraisal and confirms that they received them within the 3 days Reviewer Comment (2024-03-28): The document provided is not a verification of appraisal receipt. Buyer Comment (2024-03-27): Please see pg. D0181 for ECOA Receipt of Appraisal Without Waiver in Acknowledgment of Receipt - Multiple Disclosures.			03/28/2024	2	B	B	B	B	B	B	B	B	B	B		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894005			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement missing				Reviewer Comment (2024-04-08): E-sign consent agreement received. Exception Cleared Buyer Comment (2024-04-05): LOX Buyer Comment (2024-04-05): Econsent	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894006			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Secondary Valuation required as no UCDP score is present in file.				Reviewer Comment (2024-03-29): UCDP with CU score less than 2.5 received. Exception Cleared Buyer Comment (2024-03-29): LPA scores Buyer Comment (2024-03-29): CU score	03/29/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894008			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.		Require two months consecutive asset statement to meet funds required for closing/reserves.
Reviewer Comment (2024-03-29): Require asset received to meet Cash to close requirement

Buyer Comment (2024-03-29): Asset statement

Buyer Comment (2024-03-29): Asset statements

Reviewer Comment (2024-03-28): Only 1 Months statement Require as per AUS, however provided asset of $2,000 is less than cash to close Requirement of $84,618.44. provide assets to meet cash to close requirement. Exception remains

Buyer Comment (2024-03-27): Per the AUS only 1  month asset statement is required, XXXXX is asking for 2 months. Can we update this to reflect 1 month as indicated on the AUS?

Reviewer Comment (2024-03-27): Documented qualifying Assets of $2,000.00 is less than AUS Available for Closing of  $84,618.44.

Buyer Comment (2024-03-27): AUS see  pg 13 D676 . only 1 month required
																			03/29/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894009			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Insufficient assets for cash to close.				Reviewer Comment (2024-03-29): Require asset received to meet Cash to close requirement Buyer Comment (2024-03-29): Asset Statement	03/29/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894010			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Require verification of Employment for XXXXX within 10 days of note date.				Reviewer Comment (2024-04-01): Post Closed and before Delivery VOE acceptable as per AUS. Exception Cleared Buyer Comment (2024-03-29): VVOE	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894013			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Require verification of Employment for XXXXX within 10 days of note date.				Reviewer Comment (2024-04-01): Post Closed and before Delivery VOE acceptable as per AUS. Exception Cleared Buyer Comment (2024-03-29): VVOE	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894015			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 missing in file
Reviewer Comment (2024-04-22): Final 1003 borrower signed on XX/XX/XX, Initial 1003 received with application date of XX/XX/XX. Exception Cleared

Buyer Comment (2024-04-19): signed int 1003

Reviewer Comment (2024-04-17): Provide Initial 1003 with Loan Originator Signature as missing on Initial 1003. Exception remains

Buyer Comment (2024-04-16): Per Lender HYBRID closing completed so the final 1003 is dated XX/XX/XX (D0008 -esigned) , Initial 1003 XX/XX/XX (D0260)

Reviewer Comment (2024-04-16): Received Initial 1003 e-signed. Final 1003 is still missing and required to close. Exception remains.

Buyer Comment (2024-04-15): Per lender : INITIAL DISCLOSURE

Buyer Comment (2024-04-15): Per Lender : Initial 1003

Reviewer Comment (2024-04-08): Received same initial 1003 which singed on XX/XX/XX, require Final 1003 which signed on XX/XX/XX at closing. Exception remains

Buyer Comment (2024-04-05): Per lender : This is our final 1003. We did a HYBRID closing. initial CD is XX/XX/XX and final CD is XX/XX/XX

Reviewer Comment (2024-03-29): Received Same initial 1003. Provided Final 1003 signed at closing Exception Remains

Buyer Comment (2024-03-29): Final 1003
																			04/22/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894016			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report is missing in file				Reviewer Comment (2024-03-29): Fraud Report received. Exception Cleared Buyer Comment (2024-03-29): Fraud report	03/29/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894017			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Require supporting account statement to verify the earnest money withdrawal of $2,000.				Reviewer Comment (2024-04-17): EMD backed out from Available asset. Source document require. Exception Cleared Buyer Comment (2024-04-16): LOX Reviewer Comment (2024-04-08): As per Final CD noted $2,000 as EMD as well as Seller Credit, additional EMD withdrawal receipt were provided (Doc ID D0002). Exception Remains Buyer Comment (2024-04-05): per lender : We did not use the EMD; 2000 was a seller credit Reviewer Comment (2024-04-01): Provide Source of Fund account for EMD withdrawal of $2,000 Buyer Comment (2024-03-29): EMD	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894018			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Per 1008 DTI is 19.53% and calculated TDI is 34.23% due to the credit report showing a current mortgage for primary residence of XXXXX. of $2339.00//month vs AUS/1008 is not inclusive of this mortgage.				Reviewer Comment (2024-04-01): updated AUS received With New DTI and HTI matched with 1008. Exception Cleared Buyer Comment (2024-03-29): Updated LP Buyer Comment (2024-03-29): 1008	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894019			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	ATR specific condition will be cleared				Reviewer Comment (2024-04-03): Document provided.	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894020			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Mortgage Statement.				Reviewer Comment (2024-04-08): Mortgage statement received confirmed Where Payment is escrowed Buyer Comment (2024-04-05): Mortgage statement Reviewer Comment (2024-03-29): Received Credit supplement, however it does not confirm Payment is Escrowed. Provide Mortgage statement for XXXXX Exception Remains Buyer Comment (2024-03-29): VOM	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894022			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.	Document dated XX/XX/XX. Closing was XX/XX/XX.				Buyer Comment (2024-04-15): Acknowledged open non-material. Reviewer Comment (2024-04-15): The disclosures provided are dated XX/XX/XX. Buyer Comment (2024-04-11): PC Right Not to Close - co-borrower Buyer Comment (2024-04-11): PC Right Not to Close - borrower			04/15/2024	2		B		B		B		B		B		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29044856	30894023			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM. EV2 and XXXXX be waived.				Buyer Comment (2024-04-15): Loan re-designated to HPQM.			04/15/2024	2		A		B		B		B		A		OH	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29559900	30894040			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,562.50 exceeds tolerance of $3,376.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-01): Sufficient Cure Provided At Closing		05/01/2024		1	A	A	A	A	A	A	A	A	A	A		NH	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24753959	30894047			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS is Missing in the file				Reviewer Comment (2024-04-24): AUS Received for subject transaction. exception Cleared Buyer Comment (2024-04-23): AUS	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24753959	30894049			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For XXXXX, YTD P&L provided but not signed.				Reviewer Comment (2024-05-06): Received Signed YTD P&L for XXXXX. Exception Cleared. Buyer Comment (2024-05-02): P and L	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24753959	30894050			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For XXXXX provide cash flow analysis or signed and dated CPA letter indicating the use of business funds in XXXXXk checking business account will not have a negative affect on the business.				Reviewer Comment (2024-05-06): Cash flow analysis provided . Buyer Comment (2024-05-02): Lox Reviewer Comment (2024-04-25): Received Business Fund cash flow for account XXXXX, which shows Average balance to run business is $268,962.31 where as ending balance less amount of $85,960.63 additionally it does not confirm it will not impact business if using funds., also other business account XXXXX used for qualification, however business asset cashflow for XXXXX is missing Exception Remains Buyer Comment (2024-04-23): Worksheet	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29237875	30894062			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-13): Delivery provided. Buyer Comment (2024-05-09): Appraisal delivery	05/13/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26641695	30894067			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		Master Policy does not reflects unit interior i.e. Walls-in and all in coverage. Need an updated policy.				Reviewer Comment (2024-05-13): Received insurer email confirmation Policy covers wall in /All in Coverage with betterment and improvement. Exception cleared Buyer Comment (2024-05-10): per insurance agent--the current policy covers both interior and exterior	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	A	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26641695	30894071			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated.				Buyer Comment (2024-05-14): Lender acknowledged non material EV2			05/14/2024	2		A		B		B		B		A		AZ	Second Home	Purchase		C	B	C	A	A	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25036388	30894085			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third Party Verification and XXXXX 7004 extension for the business XXXXX is missing.				Reviewer Comment (2024-05-14): XXXXX 1120 and K-1 for XXXXX. Exception Cleared Buyer Comment (2024-05-13): XXXXX 1120-S Reviewer Comment (2024-05-10): Received Personal and business return transcripts. Since XXXXX Business transcript with result provided, require most recent XXXXX 1120s and K-1 for XXXXX. Exception remains Buyer Comment (2024-05-09): Transcripts Reviewer Comment (2024-05-03): VVOE with Internet Search is acceptable as per AUS (DU) guideline., however XXXXX 7004 Business Extension still missing for XXXXX. Exception Remains Buyer Comment (2024-05-02): VOE	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25036388	30894087			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $177.60 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure provided at closing.				Reviewer Comment (2024-04-30): Sufficient Cure Provided At Closing		04/30/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25036388	30894089			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing 4506-C for B2.				Reviewer Comment (2024-05-07): Received 4506-C for B2. Exception Cleared Buyer Comment (2024-05-07): 4506C	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21932341	30894107			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The File is missing a copy of E-sign Consent Agreement.				Reviewer Comment (2024-05-09): Disclosure summary Noted E-consent dated XX/XX/XX Buyer Comment (2024-05-08): D0160 and D0161 both how consent on XX/XX/XX	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21932341	30894108			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	The final Closing Disclosure did not have either of the boxes checked on page 4 to indicate the reason for the loan not having an escrow account.				Reviewer Comment (2024-05-10): XXXXX received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2024-05-09): LOE and PCCD		05/10/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28000470	30924665			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Provide 2-month bank statement for the account #XXXXX and #XXXXX.Provided one month bank statement				Reviewer Comment (2024-04-26): Document received and verified. Exception Cleared Buyer Comment (2024-04-25): Please see UW notes accounts #XXXXX and #XXXXX were opened from transfers from another account that shows 2 months, fully documented with all the bank statements provided.	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28000470	30924666			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-04-26): VVOE received and verified. Exception Cleared Buyer Comment (2024-04-25): VOE XXXXX	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28000470	30924667			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, preliminary appraisal delivered to borrower on XX/XX/XX is missing from the file.				Reviewer Comment (2024-04-26): Preliminary appraisal received and verified. Exception Cleared Buyer Comment (2024-04-25): Appraisal delivered XX/XX/XX	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28000470	30924668			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Initial XXXXX Rate lock was not provided in the loan file				Reviewer Comment (2024-04-26): Initial XXXXX Rate lock document received and verified. Exception Cleared Buyer Comment (2024-04-25): Initial Lock	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21530373	30924682			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal dated XX/XX/XX is missing from the file.				Reviewer Comment (2024-05-02): Appraisal received, exception cleared Buyer Comment (2024-05-01): appraisal report	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924699			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-05-02): Rate Lock agreement received and verified. Exception Cleared Buyer Comment (2024-05-01): Initial Rate Lock	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924700			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	QM failure due to insufficient assets to cover 3 months guideline required reserves.				Reviewer Comment (2024-05-06): Gift fund excluded from None and also 2 months statement provided for XXXXX. Reserves requirement meet. Exception cleared Buyer Comment (2024-05-06): Please see Revised 1008 + XXXXX ending XX/XX/XX and XX/XX/XX for reserves uploaded today.	05/06/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924701			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	QM failure due to insufficient assets to cover 3 months guideline required reserves.				Reviewer Comment (2024-05-06): Gift fund considered with 100% usability and excluded from None. Reserves requirement meet. Exception cleared Buyer Comment (2024-05-06): Please see Revised 1008 + XXXXX ending XX/XX/XX and XX/XX/XX for reserves uploaded today.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924702			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Guidelines required 3 months reserves and file does not contain any asset documentation that are eligible to be used as reserves.				Reviewer Comment (2024-05-06): Gift fund excluded from None and also 2 months statement provided for XXXXX. Reserves requirement meet. Exception cleared Buyer Comment (2024-05-06): Revised 1008 + XXXXX ending XX/XX/XX and XX/XX/XX for reserves.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924703			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Guidelines required 3 months reserves and file does not contain any asset documentation that are eligible to be used as reserves.				Reviewer Comment (2024-05-06): Gift fund excluded from None and also 2 months statement provided for XXXXX. Reserves requirement meet. Exception cleared Buyer Comment (2024-05-06): Please see Revised 1008 + XXXXX ending XX/XX/XX and XX/XX/XX for reserves uploaded today.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24225765	30924704			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM and guideline failure due to insufficient reserves. Guidelines required 3 months reserves and file does not contain any asset documentation that are eligible to be used as reserves.				Reviewer Comment (2024-05-06): Gift fund excluded from None and also 2 months statement provided for XXXXX. Reserves requirement meet. Exception cleared Buyer Comment (2024-05-06): Please see Revised 1008 + XXXXX ending XX/XX/XX and XX/XX/XX for reserves uploaded today.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20294223	30924714			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-25): Sufficient Cure Provided At Closing		04/25/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20294223	30924715			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Final Closing Disclosure reflect closing date of XX/XX/XX and a disbursement date of XX/XX/XX. Final Closing Disclosure and Right to Cancel were signed XX/XX/XX and earliest eligible disbursement date is XX/XX/XX.
Reviewer Comment (2024-05-16): Received required documentation. Condition cleared

Buyer Comment (2024-05-15): Closing date on Final CD was an error as borrowers signed closing docs on XX/XX/XX. PCCD provided was updated to show the accurate consummation date and funding date. Thanks!

Reviewer Comment (2024-05-08): Received Post dated Closing Disclosure, however Final Closing Disclosure reflect closing date of XX/XX/XX and a disbursement date of XX/XX/XX. Final Closing Disclosure and Right to Cancel were signed XX/XX/XX and earliest eligible disbursement date is XX/XX/XX. exception remains.

Buyer Comment (2024-05-07): TRID items
																			05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25787264	30924727			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Lender designation was safe Harbor QM (APOR)				Reviewer Comment (2024-01-31): Client restated to Higher Priced QM (APOR) Reviewer Comment (2024-01-31): Sent loan for review Buyer Comment (2024-01-29): QM info	01/31/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25787264	30924729			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client restated to Higher Priced QM (APOR)				Reviewer Comment (2024-01-31): Client elects to waive.			01/31/2024	2		A		B		B		B		A		CO	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28083210	30924760			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence on Loan estimate provided on XX/XX/XX received by borrower at least 4 days prior to closing is missing on file.				Reviewer Comment (2024-05-07): XXXXX received proof of receipt of XX/XX/XX LE. Buyer Comment (2024-05-03): LE received	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28083210	30924761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $540.00 exceeds tolerance of $389.00 plus 10% or $427.90. Insufficient or no cure was provided to the borrower.	10% tolerance violation due to increase in Recording fees from $427.90 to $512.00 . File does not contain a valid COC for this fee, nor evidence of cure in file				Reviewer Comment (2024-05-17): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-05-15): PCCD Reviewer Comment (2024-05-06): XXXXX upon review the Final CD is reflecting cure of $69.31 whereas we would require additional cure of $42.79. Kindly provide Post CD,LOX,Copy of refund check and proof of mailing. Buyer Comment (2024-05-03): cured at closing in section J		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28083210	30924762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Survey Fee of $750.00 was not previously disclosed. No valid COC in file and no cure provided at closing.
Reviewer Comment (2024-05-07): XXXXX received proof of receipt of XX/XX/XX LE.

Reviewer Comment (2024-05-06): XXXXX is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2024-05-03): PCCD
																			05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28661155	30924893			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing Hazard Insurance Policy				Reviewer Comment (2024-05-09): Received Hazard Insurance Policy for subject property. Exception cleared. Buyer Comment (2024-05-07): HOI	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28661155	30924895			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Year XXXXX 1040 & 1120S are Missing. This EV2 citing is for informational purposes only.				Reviewer Comment (2024-05-09): Client elects to waive.			05/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28661155	30924896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Date has been captured as per Loan Estimate and Closing Disclosure. Exception due to the initial CD with the issue date of XX/XX/XX was in the file, however is incomplete.				Reviewer Comment (2024-05-09): XXXXX received LOA. Buyer Comment (2024-05-07): attestation	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26277026	30924954			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The borrowers Restricted Stock Agreement is missing from the file				Reviewer Comment (2024-05-21): Restricted Stock Agreement received and updated .Exception Cleared. Buyer Comment (2024-05-20): RSU Agreement Reviewer Comment (2024-05-16): Exception remains- Provided document is the LOX from the borrower confirming about the RSU , however we require RSU agreement provided by the company confirming the number of units allotted with each period of time. Buyer Comment (2024-05-14): Please see RSU LOX, document ID 0217.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26277026	30924955			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-05-15): Received 1004 report dated XX/XX/XX along with appraisal notice, hence cleared the exception Buyer Comment (2024-05-14): XX/XX/XX Appraisal	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26355781	30924957			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $250.00 exceeds tolerance of $138.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26355781	30924959			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The XXXXX initial rate lock is missing.				Reviewer Comment (2024-05-16): Rate lock provided and associated. Exception cleared Buyer Comment (2024-05-16): Initial Rate Lock	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26355781	30924960			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-05-16): Preliminary appraisal dated XX/XX/XX received. Exception cleared Buyer Comment (2024-05-16): XX/XX/XX Appraisal for review.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26355781	30924961			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS reflect the maximum number of financed properties shows 4, however the borrower has 5 financed properties.				Reviewer Comment (2024-05-21): Received clarification/approval/documentation from lender. Condition cleared. Buyer Comment (2024-05-16): AUS (DU#5, Doc ID 260) states "The number of financed properties used in determining the loan's eligibility and minimum reserve requirements was 4" on #14 of the cert. This finding does not state the maximum amount of properties, it is stating that the minimum reserve requirement is based off the the 4 current financed properties. Please waive this condition as DU shows APPROVED. Thank you.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27266679	30924967			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27413514	31083080			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/10/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27413514	31083081			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/10/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23965539	31354002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.1003 Application Date XX/XX/XX, Initial Loan Estimate Issued on XX/XX/XX and signed on XX/XX/XX.				Reviewer Comment (2024-05-20): XXXXX received LE dated XX/XX/XX Buyer Comment (2024-05-17): Initial LE	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23965539	31354004			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing XXXXX transcript no results found for XXXXX				Reviewer Comment (2024-05-20): XXXXX Transcript Received for XXXXX. Exception Cleared Buyer Comment (2024-05-17): XXXXX Transcripts	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354010			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Transcript (1040) is in file and associated.				Reviewer Comment (2024-05-10): XXXXX Income used and XXXXX 1040 Transcript provided. Exception Cleared Buyer Comment (2024-05-09): Please clear	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354012			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,062.50 exceeds tolerance of $2,062.00. Insufficient or no cure was provided to the borrower.	Cure provided at closing for $.50. This exception will e cleared when all other open tolerance issues have been resolved.				Reviewer Comment (2024-05-30): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-05-29): Cure provided at close		05/30/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354013			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $198.50 exceeds tolerance of $91.00 plus 10% or $100.10. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $100.10 due to increase of $198.50 in Recording Fee and Title - Settlement/Closing/Escrow Fee Total Charge. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2024-05-30): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-05-29): Shipping label, PCCD, LOE and refund check		05/30/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354016			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Need an updated policy or Replacement Cost Estimator.
Reviewer Comment (2024-06-04): Lender Correspondence received confirming dwelling amount is based on the replacement cost estimate tool. Exception Cleared.

Buyer Comment (2024-06-02): HOI lox

Reviewer Comment (2024-05-31): Received email Copy from insurer states No RCE allows as per state  guideline, however still require email confirmation from Insurer that Dwelling coverage was made to replacement cost estimated of property. Exception remains

Buyer Comment (2024-05-29): lox

Buyer Comment (2024-05-29): HOI lox

Reviewer Comment (2024-05-17): ordinance  is additional coverage in the event it is needed to meet the most up-to-date building codes. Does not necessarily mean it will be used if ordnance is not needed. Still Require updated coverage or insurer provide ERC or insurer state in an email that coverage was made to the ERC.  Exception Remains

Buyer Comment (2024-05-16): HOI
																			06/04/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354017			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Alert is visible on credit. Please provide evidence of how lender verified borrowers' identity.				Reviewer Comment (2024-05-21): Credit Alert verification received. Exception Cleared Buyer Comment (2024-05-18): Credit alert	05/21/2024			1		A		A		A		A		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22419678	31354018			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated.				Buyer Comment (2024-05-17): Lender acknowledged non material EV2			05/17/2024	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24863654	31354021			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Required XXXXX transcripts required due to use of rental income.				Reviewer Comment (2024-05-24): XXXXX 1040 Transcript received for borrower XXXXX Exception Cleared Buyer Comment (2024-05-24): XXXXX Transcripts	05/24/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23601183	31354023			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Recent Bank statement is not available for account XXXXX and account XXXXX. Insufficient assets to meet 3 months Reserve requirement				Reviewer Comment (2024-05-31): Received bank statements for account XXXXX and account XXXXX. Associated. Exception Cleared. Buyer Comment (2024-05-29): XXXXX & XXXXX statements Reviewer Comment (2024-05-24): Seller statement of Sold property already used for qualification, File is missing XXXXX and XXXXX XXXXX statement. Exception Remains Buyer Comment (2024-05-22): HUD	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23601183	31354025			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-13): All Open QM Exception has been Cured and cleared	06/13/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23601183	31354026			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-06-13): Recent Bank statement for account XXXXXend date is after note date there for D1C report used for qualification as of XX/XX/XX Covering 2 months) to meet guideline require. Exception cleared

Buyer Comment (2024-06-11): Lender's rebuttal: My Underwriting Team review this file and the XXXXX Guidelines and don't see any reason why the statements in the file at closing wouldn't suffice. Please take another look and discard the additional bank statements since the statements we used to approve the loan met all requirements. If you see the 45 days (XX/XX/XX-XX/XX/XX and think we need more recent statements , but that is not the case because the 45 days in XXXXX guidelines is from app date, which we are ok. We have reviewed XXXXX guidelines as well as AUS to show it meets XXXXX guidelines. Please clear this condition as we do not need any other bank statements. Thank you!
																			06/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23601183	31354029			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Recent Bank statement is not available for account XXXXX and account XXXXX. Insufficient assets to meet 3 months Reserve requirement.				Reviewer Comment (2024-05-31): Received bank statements for account XXXXX and account XXXXX. Associated. Exception Cleared. Buyer Comment (2024-05-29): XXXXX & XXXXX statements Reviewer Comment (2024-05-24): Seller statement of Sold property already used for qualification, File is missing XXXXX and XXXXX XXXXX statement. Exception Remains Buyer Comment (2024-05-22): See HUD	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23601183	31354030			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Received bank statement from XX/XX/XX To XX/XX/XX for account XXXXX. Received bank statement from XX/XX/XX To XX/XX/XX for account XXXXX. Need additional bank statements for account XXXXX and account XXXXX to meet the two months covering period.
Reviewer Comment (2024-06-13): Recent Bank statement for account XXXXXend date is after note date there for D1C report used for qualification as of XX/XX/XX Covering 2 months) to meet guideline require. Exception cleared

Buyer Comment (2024-06-11): Lender's rebuttal: My Underwriting Team review this file and the XXXXX Guidelines and don't see any reason why the statements in the file at closing wouldn't suffice. Please take another look and discard the additional bank statements since the statements we used to approve the loan met all requirements. If you see the 45 days (XX/XX/XX-XX/XX/XX and think we need more recent statements , but that is not the case because the 45 days in XXXXX guidelines is from app date, which we are ok. We have reviewed XXXXX guidelines as well as AUS to show it meets XXXXX guidelines. Please clear this condition as we do not need any other bank statements. Thank you!

Reviewer Comment (2024-06-07): Received same statement as for Account XXXXXthere is gap between D1C report date of XX/XX/XX. Require Statement from XX/XX/XX for Account XXXXXto meet consecutive requirement. Exception Remains

Buyer Comment (2024-06-06): XXXXX Statement

Reviewer Comment (2024-06-05): Received D1C report for account number XXXXX and XXXXX, however  as for Account XXXXX there is gap between D1C report date of XX/XX/XX. Require Statement from XX/XX/XX for Account XXXXX to meet consecutive requirement. Exception Remains

Buyer Comment (2024-06-04): Per lender : uploaded all of the Bank Statements it is for 60 days worth.
																			06/13/2024			1		A		A		A		A		A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23271641	31354036			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require HOA verification for the REO XXXXX.
Reviewer Comment (2024-06-07): HOA verification received. Exception cleared

Buyer Comment (2024-06-05): Per Lender: Please see previously uploaded corrected 1003 and 1008. This was uploaded on XX/XX/XX

Buyer Comment (2024-06-05): 1003 and 1008

Reviewer Comment (2024-05-31): Received AUS and 1008. AUS reflects corrected monthly PITIA amount -$904.20. Still need a copy of updated 1003 with correction expenses reflecting -$904.20 for REO property XXXXX.

Buyer Comment (2024-05-29): AUS, 1003, and 1008

Reviewer Comment (2024-05-23): Using being conservative higher Tax amount from Property profile of $XXXXX still did not match with Final 1003 amount of $XXXXX Provide updated 1003/AUS with correction Property Expenses of "XXXXX. Exception Remains

Buyer Comment (2024-05-21): Per lender *** Property profile reflects the $904 figure using just the taxes from property profile. The property profile taxes were higher than the tax bill. Please review the attached and uploaded taxes from the property profile***

Buyer Comment (2024-05-21): Per lender : *** Property profile reflects the $904 figure using just the taxes from property profile. The property profile taxes were higher than the tax bill. Please review the attached and uploaded taxes from the property profile***

Reviewer Comment (2024-05-16): Received same 1003/AUS which shows Total TIA for "XXXXX" as $1,055. Exception Remains

Buyer Comment (2024-05-15): Re-Run AUS, 1008,1003

Reviewer Comment (2024-05-13): As per XXXXX tax cert total tax amount is $XXXXX where as Final 1003 noted total TIA of $XXXXX, require document to support remaining amount of $381.73 as there is no insurance on the property being free and cleared. Exception Remains.

Buyer Comment (2024-05-09): Property Details
																			06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23271641	31354038			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require YTD XXXXX Balance Sheet for "XXXXX"				Reviewer Comment (2024-06-10): Received XXXXX YTD balance sheet for XXXXX. Exception Cleared Buyer Comment (2024-06-07): Balance Sheet Reviewer Comment (2024-05-16): Still missing the balance sheet that aligns with the balance sheet. Buyer Comment (2024-05-16): See Buyer Comment (2024-05-16): Se proof XXX is one in the same	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23271641	31354040			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing CPA letter or cash flow analysis (liquidity test) for business assets used to qualify.				Reviewer Comment (2024-05-13): CFA provided. Buyer Comment (2024-05-09): Income Buyer Comment (2024-05-09): LOX	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29354203	31354051			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $945.00 exceeds tolerance of $895.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $895.000 on Final LE and $945.00 Final CD. File does not contain a valid COC for this fee nor evidence of cure.
Reviewer Comment (2024-05-14): XXXXX received VCC dated XX/XX/XX.

Buyer Comment (2024-05-10): Please see comment below and COC - uploading the attached email to show when lender became aware of the cost to rush the appraisal  per borrower's request to rush appraisal and close early.

Buyer Comment (2024-05-10): COC - per lender: The increased fee for the rush was required, it was because borrowers were pushing to close early and we lost almost a week up front from app to intent to proceed before we could order appraisal since LO was going back and forth on rate pricing with them. Per borrower's request, the additional fee to rush was added and redisclosed.
																			05/14/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29354203	31354053			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Borrower just started current job on XX/XX/XX.				Reviewer Comment (2024-05-15): Guidelines have been met. Buyer Comment (2024-05-13): Per lender: We used contract income with XXXXX to bridge gap in income for paystub not obtained prior to close. We went on XXXXX guidance for this. Attached UW worksheet. Buyer Comment (2024-05-13): Underwriter Summary	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29354203	31354054			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-15): Loan is SHQM (APOR). Buyer Comment (2024-05-14): Per lender: We used contract income with XXXXX to bridge gap in income for paystub not obtained prior to close. We went on XXXXX guidance for this. Attached UW worksheet.	05/15/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21741164	31354056			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2024-05-22): CDA received. Exception Cleared	05/22/2024			1	A	A	A	A	A	A	A	A	A	A		SC	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21741164	31354059			Property	Valuation	Valuation Issue	Valuation	MaxEx program guidelines require a CDA (Desk Review)		Required CDA not found at time of review, collateral UW score 2.6.				Reviewer Comment (2024-05-22): CDA received in file. Exception Cleared Buyer Comment (2024-05-18): CDA	05/22/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27745185	31354107			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as Higher Priced QM (APOR). Loan XXXXX be re-designated.				Reviewer Comment (2024-05-23): Re-designated. Buyer Comment (2024-05-22): Please re-designate to HPQM	05/23/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27745185	31354108			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX Tax Extension for both personal and business provided. This is an EV2 and can be waived/acknowledged.				Buyer Comment (2024-05-22): EV2; personal and business extensions for XXXXX provided in file			05/22/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27745185	31354110			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated.				Buyer Comment (2024-05-23): Lender acknowledged non material EV2			05/23/2024	2		A		B		B		B		A		AZ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24865565	31354119			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Average Monthly Wage Income from XXXXX and XXXXX used for qualification, missing XXXXX and XXXXX transcripts.
Reviewer Comment (2024-05-28): Received and associated W-2 Transcripts. Exception cleared.

Buyer Comment (2024-05-28): W2 Transcripts

Reviewer Comment (2024-05-21): W2 transcripts will suffice.

Reviewer Comment (2024-05-21): V11, transcripts required for prior years income used to qualify. Lender XXXXX provide either type transcripts

Buyer Comment (2024-05-21): Per the XXXXX, for salaried borrowers follow the XXXXX guidelines.  1040's were not used to calculate the borrowers' income.  1040 Transcripts should not be required for this loan.  Paystubs and W-2's were used.  Please remove the exception for 1040 Transcripts.
																			05/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24865565	31354120			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Average Monthly Wage Income from XXXXX and XXXXX used for qualification, missing XXXXX and XXXXX transcripts.				Reviewer Comment (2024-05-28): Received and associated W-2 Transcripts. Exception cleared. Buyer Comment (2024-05-28): No Record Buyer Comment (2024-05-28): XXXXX Wage and Tax Statement	05/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24865565	31354121			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet is missing for both the borrower's.				Reviewer Comment (2024-05-28): Received and associated 1008 in lieu of 1084 reflecting income calculation for both the borrowers. Exception cleared. Buyer Comment (2024-05-28): 1008 with income calculations	05/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24865565	31354122			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank. Need an updated Title policy document or escrow instructions.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-05-28): Received Title Supplemental Report . Exception cleared Buyer Comment (2024-05-28): TITLE SUPPLEMENT WITH PROPOSED LOAN AMOUNT			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24852979	31354127			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $550.00 on LE and $0 on initial CD then $625.00 in Final CD. File does not contain a valid COC nor evidence of cure in file.				Reviewer Comment (2024-05-29): XXXXX received a valid COC. Buyer Comment (2024-05-28): COC	05/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24852979	31354131			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-05-28): Original appraisal provided on XX/XX/XX. Buyer Comment (2024-05-23): Original Appraisal report	05/28/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27447461	31354143			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	XXXXX is free and clear. Proof is required. (Rental income not used for Indian property, however, schedule E shows no mortgage intertest paid).				Reviewer Comment (2024-05-31): Received LOE for the Indian REO property XXXXX however schedule E reflects no mortgage. Exception Cleared. Buyer Comment (2024-05-29): LOX	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27447461	31354144			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2024-06-18): Received PDI confirm no damages. Exception Cleared Buyer Comment (2024-06-14): PDI	06/18/2024			1		A		A		A		A		A		TX	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354154			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506-C (for Business) (XXXXX) is missing in the file.				Reviewer Comment (2024-05-31): 4506-C for business received. Exception Cleared Buyer Comment (2024-05-30): 4506C	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354155			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-07): DTI exception waived with compensating factor.	06/07/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354156			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.77047% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	As per AUS & 1008, DTI is matching however guideline DTI shows of 45%.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX	Reviewer Comment (2024-06-03): Lender exception provided. Buyer Comment (2024-05-29): Approved Exception			06/03/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354157			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 49.77047% exceeds Guideline total debt ratio of 45.00000%.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX	Reviewer Comment (2024-06-03): Lender exception provided. Buyer Comment (2024-05-30): See attached			06/03/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354158			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-07): DTI exception waived with compensating factor.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26046284	31354160			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing cash flow analysis or CPA letter confirming no impact for use of business assets.				Reviewer Comment (2024-06-07): Received CPA letter confirmed Using of Excess fund with not have negative impact on the business. Exception Cleared Buyer Comment (2024-06-05): LOX Reviewer Comment (2024-05-31): Received income calculation worksheet and CPA letter which does not confirm using Business funds from XXXXX and XXXXX will not have negative impact on business, therefore require business asset analysis or CPA letter confirming no impact for use of business assets. Buyer Comment (2024-05-29): Income Analysis Worksheet and CPA Letter	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21391081	31354171			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing signed XXXXX YTD P&L for schedule C income.	The representative FICO score is above 680. Borrower has been employed in the same industry for more than 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	715 vs 680	XXX,Aggregator XXX XXX	Reviewer Comment (2024-05-28): Investor elects to waive with compensating factors. Buyer Comment (2024-05-23): **Exception from XXXXX**			05/28/2024	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354181			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA verification is missing for the property located at XXXXX.				Reviewer Comment (2024-06-20): HOA verification received. Exception Cleared Buyer Comment (2024-06-18): HOA	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354182			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is EV2 informational exception which can be acknowledged/waived.				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. New QM exception set.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354183			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is EV2 informational exception which can be acknowledged/waived.				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. Using the rate lock rate of 8% cleared exception. New QM exception set.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354184			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. New QM exception set.	06/11/2024			1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354185			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.98545% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $17,199.60 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $12,946.78 (an overage of $4,252.82 or .98545%).	Bona fide points excluded of 1%. Undiscounted rate of 9% vs note rate of 8.00% does not meet the bona fide discount rate basis for testing of .20%				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. Buyer Comment (2024-06-11): Please re-review the comment in "Exception Information" is incorrectly calculating basis points. The undiscounted rate is 9% and the note rate is 8%. The buydown ratio is more than met. 9% - 8% = XX/XX/XX of 7.220.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354187			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is EV2 informational exception which can be acknowledged/waived.				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. New QM exception set.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354188			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is EV2 informational exception which can be acknowledged/waived.				Reviewer Comment (2024-06-11): Using the rate lock rate of 8% cleared exception. New QM exception set.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354189			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is an EV2 informational exception that can be acknowledged.				Buyer Comment (2024-06-12): Personal and business extension provided			06/12/2024	2		B		B		B		B		B		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354190			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is an EV2 informational exception that can be acknowledged.				Buyer Comment (2024-06-12): Personal and business extension provided			06/12/2024	2		B		B		B		B		B		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354191			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is an EV2 informational exception that can be acknowledged.				Buyer Comment (2024-06-12): Personal and business extension provided			06/12/2024	2		B		B		B		B		B		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21171182	31354192			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for both personal and all business provided for the year XXXXX, this is an EV2 informational exception that can be acknowledged.				Buyer Comment (2024-06-12): Personal and business extension provided			06/12/2024	2		B		B		B		B		B		VA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26063810	31354199			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Require 3rd Month (XXXXX) Business Bank statement for XXXXX, Inc to aligned with YTD P&L date of XX/XX/XX.				Reviewer Comment (2024-06-03): XXXXX month Business bank statement received for XXXXX,. Exception Cleared Buyer Comment (2024-05-30): XXXXX statement	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26063810	31354200			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Property XXXXX - Final 1003 Noted total TIA expenses $3,214, however Tax $XXXXX, Insurance $XXXXX and HOA $XXXXX verified expense per document is $1,600.42. Require document to support remaining amount of $1,613.58				Reviewer Comment (2024-06-04): Received Updated 1003 and AUS provided. Exception Cleared. Buyer Comment (2024-06-04): AUS Buyer Comment (2024-06-03): Updated 1003	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26063810	31354201			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	YTD XXXX Balance sheet require as of XX/XX/XX and Require 3rd Month (XXXXX) Business Bank statement for XXXXX to aligned with YTD P&L date of XX/XX/XX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	66 vs 3	XXX,Aggregator	Reviewer Comment (2024-06-11): Investor elects to waive with compensating factors. Buyer Comment (2024-06-11): XXXXX allows following agency guideline (P & L, balance sheets and banks statements).			06/11/2024	2	C	B	C	B	C	B	C	B	C	B		LA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22247413	31354209			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient $7,500.00. Need an updated hazard insurance policy or Replacement Cost Estimator to cover the loan amount.				Reviewer Comment (2024-05-14): RCE provided for subject property. exception cleared Buyer Comment (2024-05-13): HOI RCE	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22247413	31354211			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible property type, the property is zoned rural.	The representative FICO score exceeds the guideline minimum by at least 40 points.		XXX	Reviewer Comment (2024-06-14): Client request to downgrade with compensating factors. Buyer Comment (2024-06-14): XXXXX accepts rural subject property meeting XXXXX guideline, please downgrade. Reviewer Comment (2024-06-13): Loan being moved to XXXXX for review. Buyer Comment (2024-06-13): Loan moving to XXXXX due to acceptance of rural property.			06/14/2024	2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22247413	31354212			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraiser to correct the Owner of Public Record - Currently list lender XXXXX as the owner				Reviewer Comment (2024-05-17): Correction in appraisal received with correct public record. Exception Cleared Buyer Comment (2024-05-15): Owner updated	05/17/2024			1		A		A		A		A		A		ID	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22247413	31354213			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a letter of explanation for excessive AUS submission - AUS was run 22 times and AUS issued red flag for excessive submissions.				Reviewer Comment (2024-05-14): LOX received for excessive submission. Exception cleared Buyer Comment (2024-05-13): LOE for excessive AUS submissions	05/14/2024			1		A		A		A		A		A		ID	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22347086	31354356			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final Title policy missing in loan file.				Reviewer Comment (2024-05-14): Final title policy provided exception cleared.	05/14/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22347086	31354358			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,584.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,776.00.	Lender Credits Fee was last disclosed as $-7,776.00 on the Loan Estimate but disclosed as $-7,584.30 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-05-20): XXXXX received documentation of pricing change. Buyer Comment (2024-05-20): The lock on XX/XX/XX the lender credit was updated to .318 with the reduced loan amount the credit was updated to $7584.30 Buyer Comment (2024-05-16): - The lock on XX/XX/XX the lender credit was updated to .318 with the reduced loan amount the credit was updated to $7584.30	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22347086	31354359			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $875.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $875.00 on the Loan Estimate but disclosed as $950.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-05-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-16): Cured at closing, included in Section J Lender Credits.	05/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22347086	31354360			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $350.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $350.00 on the Loan Estimate but disclosed as $400.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-05-28): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-05-23): PCCD Package Reviewer Comment (2024-05-18): XXXXX Provide Cure docs for $25 for one inspection fee. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Buyer Comment (2024-05-16): Both inspections disclosed at $175 and no valid COC for the increase of both. Total cure of $100 covers Appraisal increase and one inspection. $25 cure missing, to be provided once other TRID conds cleared.		05/28/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22347086	31354361			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-05-14): Final title policy provided exception cleared. Buyer Comment (2024-05-13): Title Update			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23776278	31354384			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23776278	31354385			Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		File is missing the 1st mortgage payoff and the most recent 12 months pay history for both mortgages as required by AUS.				Reviewer Comment (2024-06-04): Received required documentation. Condition cleared. Buyer Comment (2024-05-31): Please see the attached explanation Reviewer Comment (2024-05-29): Not Received any Document for 1st Mortgage Payoff and most recent 12 months pay history for both mortgages as it is required by AUS hence exception Remains. Buyer Comment (2024-05-24): Please see the attached explanation Reviewer Comment (2024-05-21): Payoff is provided however require most recent 12 months pay history for both mortgages as required by AUS. Exception Remains. Buyer Comment (2024-05-20): payoffs	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23018348	31354402			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment updated per document provided				Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23018348	31354403			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Loan amount exceeds the lender maximum loan amount. Lender exception request and approval was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years.	Reserves: 48.20 Guideline Requirement: 12.00 reserves are 2.5 times the required DTI: 32.45801% Guideline Maximum DTI: 50.00000% DTI 14% below limit greater than 5 years on the Job.	Aggregator,XXX XXX,Aggregator Aggregator,XXX
Reviewer Comment (2024-06-18): Client elects to waive. Comp factors include DTI 14% below limit, reserves are 2.5 times the required 12 months, greater than 5 years on the Job.

Reviewer Comment (2024-06-13): For buyer review. Please advise if exception is approved.

Buyer Comment (2024-06-12): please let us know when this is cleared

Reviewer Comment (2024-06-07): For buyer Consideration. Lender approved exception based on XXXXX guides.

Buyer Comment (2024-06-06): Yes, please move forward with and push to XXXXX for review as XXXXX approved the exception based on XXXXX guidance.  Thank you!

Buyer Comment (2024-06-05): exception

Reviewer Comment (2024-06-04): XXXXX, per the email provided by XXXXX, XXXXX doesn't approve the exception until after diligence is completed. Please advise if DD should forward to XXXXX for review.

Buyer Comment (2024-05-31): Can you confirm if you forwarded to XXXXX for review or is this something we need to complete on our end?

Reviewer Comment (2024-05-30): For XXXXX to review

Buyer Comment (2024-05-28): email
																					06/18/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23018348	31354404			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Evidence of borrower's receipt of both appraisals (preliminary and updated on both) are missing from the file.
Reviewer Comment (2024-05-24): Exception Cleared, received Appraisal delivery receipt for both Appraisals on XX/XX/XX also we have received both Preliminary Appraisal reports dated on XX/XX/XX and with Proof of Appraisal delivery on XX/XX/XX.

Buyer Comment (2024-05-23): both appraisals from XX/XX/XX and proof

Buyer Comment (2024-05-23): XX/XX/XX appraisal

Reviewer Comment (2024-05-23): Delivery receipt of XX/XX/XX received and updated however we require delivery receipt of both the appraisal pulled on XX/XX/XX. Also we have delivery receipt of XX/XX/XX , kindly provide appraisal copy pulled on or before XX/XX/XX. Exception Remains.

Buyer Comment (2024-05-22): proof

Reviewer Comment (2024-05-22): Received Appraisal however Appraisal delivery notice missing. Exception remains.

Buyer Comment (2024-05-21): appraisal
																			05/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29780355	31354418			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax verification is missing for these properties.				Reviewer Comment (2024-06-03): Received Property History Report, hence cleared the exception. Buyer Comment (2024-05-31): Proof Of Addresses Reviewer Comment (2024-05-30): Require Tax Verification of REO property address XXXXX" as provided property report does not specify the designated address in it. exception Remains. Buyer Comment (2024-05-28): PP All Properties	06/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23470303	31354523			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised loan estimate was provided on XX/XX/XX				Reviewer Comment (2024-06-05): Received proof of receipt. Buyer Comment (2024-06-03): XXXXX LE Delivery	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23470303	31354525			Compliance	Compliance	Federal Compliance	Compliance	Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Not Considered	HUD/CD reflects Temporary Buydown Amount in the amount of $45,825.48. Temporary Buydown Agreement not in file. Unable to determine if temporary buydown amount collected is sufficient per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage XXXXX be required if amount collected does not match terms of buydown agreement.	Buy down agreement is missing				Reviewer Comment (2024-06-04): Received Temporary Buydown Agreement, hence cleared the exception. Buyer Comment (2024-06-03): Buydown Agreement	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23470303	31354526			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Buydown Term is missing.		Buy down agreement is missing				Reviewer Comment (2024-06-04): Received Temporary Buydown Agreement, hence cleared the exception. Buyer Comment (2024-06-03): Buydown Agreement	06/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21811324	31354598			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was dated on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-06-06): Preliminary appraisal report dated XX/XX/XX received. Exception cleared. Buyer Comment (2024-06-05): initial appraisal	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28338033	31354671			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-06-12): Received updated preliminary title report, Exception Cleared. Buyer Comment (2024-06-11): updated amounts			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28338033	31354673			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $126.00 exceeds tolerance of $84.00 plus 10% or $92.40. Insufficient or no cure was provided to the borrower.	10% exceeds tolerance by $33.60 due to increase in Recording Fee. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-06-14): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-06-13): PCCD docs uploaded		06/14/2024		2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28338033	31354674			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $11,926.35 exceeds tolerance of $11,082.00. Insufficient or no cure was provided to the borrower.	Transfer Taxes were last disclosed as $11,082.00 on the Initial LE but disclosed as $11,926.35 on the Initial CD dated XX/XX/XX and on the Final Closing Disclosure. COC dated XX/XX/XX only disclosed a change to the appraisal fee. File is missing evidence of cure for the tolerance violation of $844.35.				Reviewer Comment (2024-06-14): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-06-13): pccd and cure docs		06/14/2024		2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28338033	31354675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Per the XXXXX Compliance Report, the subject loan was originated under Higher Priced QM (APOR) however, the loan has tested as Safe Harbor QM (APOR).				Reviewer Comment (2024-06-14): Lender restated loan designation. Buyer Comment (2024-06-12): Please restate to SHQM APOR	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28338033	31354676			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	Lender restated Loan Designation. Exception can be downgraded if client chooses. For informational purposes only.				Reviewer Comment (2024-06-18): Client elects to waive.			06/18/2024	2		A		B		B		B		A		NV	Primary	Purchase		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24623070	31354679			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,648.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-10,818.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,648.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-10,818.00.
Reviewer Comment (2024-06-18): XXXXX received roof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-06-14): TRID items

Reviewer Comment (2024-06-12): XXXXX received rebuttal that appraisal review was not required and reduced lender credit.  However, lender credit is a pricing related fee and cannot be adjusted is a specific fee is no longer required.  Lump sum lender credit on final LE reflects $10,818 and borrower must be allowed $10,818 in lump sum &/or specific lender credits totaling that amount, or a valid changed circumstance for a pricing change that would reduce the lender credit.  Provide valid changed circumstance for the reduced lender credit or cure is due borrower.

Buyer Comment (2024-06-11): Pleaser review and waive condition. XXXXX paid for all fees. The Appraisal review fee was not required so therefore removed which decreased the credit by $175.00.  The Lenders insurance increased from $2040.00 to $2045.00, which increased the credit by $5.00. Thank you!
																				06/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24623070	31354680			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-06-12): XXXXX received Disclosure Summary for earlier electronic receipt Buyer Comment (2024-06-10): revised LE XX/XX/XX tracking details	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24623070	31354681			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Policy amount is not provided under title.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-06-12): Received Final title policy document with policy/coverage amount, information verified. Exception Cleared. Buyer Comment (2024-06-10): supplemental report			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24059425	31354694			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,112.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $1,112.00 exceeds tolerance of $1,000.00. No cure was provided to the borrower at closing				Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24059425	31354695			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,112.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $1,112.00 exceeds tolerance of $1,000.00. No cure was provided to the borrower at closing				Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24059425	31354696			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $295.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $295.00 exceeds tolerance of $250.00. No cure was provided to the borrower at closing				Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24059425	31354697			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-06-13): Received Preliminary Appraisal along with appraisal notice, hence cleared the exception. Buyer Comment (2024-06-12): Appraisal XX/XX/XX	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29301517	31354707			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most Recent Tax Return is not available in file.				Reviewer Comment (2024-06-17): Client elects to waive. Buyer Comment (2024-06-13): XXXXX Extension was filed for XXXXX Reviewer Comment (2024-06-13): Received XXXXX and XXXXX Personal and Business Tax returns, however as per compliance Qualified Mortgage required most recent signed and dated Personal and Business Tax returns. Exception remains Buyer Comment (2024-06-12): signed Buyer Comment (2024-06-12): tax			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29301517	31354708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset finance charges based on separate itemization of credit pursuant to client's election. If there is not an itemization of credit in file, lump sum credit applied using waterfall (non-finance charges first, then finance charges).					Reviewer Comment (2024-06-17): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing	06/17/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29301517	31354710			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Note loan amount of $XXXXX is greater than Guideline maximum loan amount of $3,000,000.00. File is missing the XXXXX exception request form.				Reviewer Comment (2024-06-13): Lender exception approval email received; Clear Buyer Comment (2024-06-12): approval	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29301517	31354711			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,800.00 exceeds tolerance of $2,590.00. Insufficient or no cure was provided to the borrower.	Fee was not listed on the COC or the amount of the increase/addition or the reason for the increase/addition.				Reviewer Comment (2024-06-14): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing Buyer Comment (2024-06-13): trid		06/14/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22792444	31354714			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Policy amount is required to mitigate this exception.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2024-06-18): Final Title Policy Document received. - Exception Cleared. Buyer Comment (2024-06-14): Title Update			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22792444	31354715			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final title policy is required to mitigate this exception.				Reviewer Comment (2024-06-18): Final Title Policy Document received. - Exception Cleared.	06/18/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22792444	31354717			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal that had a report date of XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-06-18): Preliminary Appraisal and delivery receipt received. - Exception Cleared. Buyer Comment (2024-06-14): Appraisal XX/XX/XX	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21420622	31354733			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, preliminary appraisal delivered to borrower on XX/XX/XX is missing from the file.				Reviewer Comment (2024-06-20): Preliminary appraisal received & associated. Exception cleared. Buyer Comment (2024-06-19): Appraisal delivered XX/XX/XX Reviewer Comment (2024-06-19): Received Appraisal Notice dated XX/XX/XX, however missing Preliminary Appraisal. Please provide Preliminary Appraisal. Exception remains Buyer Comment (2024-06-17): Evidence of appraisal receipt	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28804612	31386348			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement for the Second Mortgage withXXXXX for the REO property XXXXX is missing. Need evidence of new monthly obligation.				Reviewer Comment (2024-06-24): Received HELOC agreement and approval document of newly HELCO lien. Exception Cleared Buyer Comment (2024-06-20): Per Lender : Please find the HELOC Agreement attached. Full HELOC amount is 250K. Borrower draw at close was 100K. Initial IO Payment is $883.56 per PPR from investor Buyer Comment (2024-06-20): Doc 2 Buyer Comment (2024-06-20): Doc 1	06/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28804612	31386349			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank. Need an updated title policy document or escrow instruction.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	XXX,Aggregator	Reviewer Comment (2024-08-15): . Reviewer Comment (2024-08-14): . Reviewer Comment (2024-06-12): XXXXX State Escrow instruction provided covering the loan amount. Exception Cleared Buyer Comment (2024-06-11): Escrow instructions			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28804612	31386351			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax certificate for the subject property is missing.				Reviewer Comment (2024-06-12): Tax cert Received with Tax rate and Direct charges. Exception Cleared Buyer Comment (2024-06-11): Per lender: Per tax roll, purchase price x XXXXX% $XXXXXdirect chgs = $XXXXX/mo or $XXXXX annually. XXXXX-XXXXX taxes are paid in full.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386352			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-07-02): Appraisal delivery evidence received. Exception cleared Buyer Comment (2024-06-28): Appraisal delivery	07/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386354			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing				Reviewer Comment (2024-07-03): Fraud Report received for Both borrower. Exception cleared Buyer Comment (2024-06-30): fraud	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386356			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report is missing				Reviewer Comment (2024-07-03): Fraud Report received for Both borrower. Exception cleared Buyer Comment (2024-06-30): fraud	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386357			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require supporting documentation, Mortgage Statement or Property History Report, for XXXXX to verify mortgage and ownership status.				Reviewer Comment (2024-07-03): Satisfaction lien provided as evidence of Free and clear. Exception Cleared Buyer Comment (2024-06-30): attached	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386358			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	No Transcript required. Wages used to qualify.				Reviewer Comment (2024-06-28): YTD Income used for qualification not transcript require, XXXXX W-2 Transcript and XXXXX W-2 with no result provided in the file. Exception Cleared Buyer Comment (2024-06-27): Please review and remove exception. Here is the Exception Information No Transcript required. Wages used to qualify. wage transcripts in file.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29322336	31386359			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	No Transcript required. Wages used to qualify.				Reviewer Comment (2024-06-28): No income being used for qualification for XXXXX. Exception cleared Buyer Comment (2024-06-27): Please review exception and remove - see above exception for Missing required Transcripts (1040) for XXXXX (spouse) Exception Information No Transcript required. Wages used to qualify. Melissa XXXXX does not list employment or income used to qualify.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386383			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-06-25): Cleared.	06/25/2024			1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386384			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.91861% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $12,861.60 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $7,844.65 (an overage of $5,016.95 or 1.91861%).	Confirm bona fide points omitted for further testing.				Reviewer Comment (2024-06-19): Undiscounted price provided. Reviewer Comment (2024-06-18): Internal compliance review pending. Buyer Comment (2024-06-18): Forgot to mention in my previous comment that the compliance report is on D0097, also the rate lock showing the price of the undiscounted rate is on pg 2 of the Lock (D0008) Buyer Comment (2024-06-14): Please see page 4 of the Compliance Report - Lender excluded 1.911% or $5,274.36. Undiscounted rate is 7.75%	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386386			Compliance	Compliance	State Compliance	Misc. State Level	Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)	XXXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.					Reviewer Comment (2024-06-25): Disclosure provided is sufficient. Buyer Comment (2024-06-21): Broker agreements - per lender "I looked through our state Matrix and there is no XXXXX-Broker Notice Exhibit form" Reviewer Comment (2024-06-18): Received XXXXX Dual Capacity Disclosure, we need a copy of XXXXX-Broker Notice. Verbiage on XXXXX-Broker Notice Exhibit does not match with the provided XXXXX Dual Capacity Disclosure document. Exception Remains. Buyer Comment (2024-06-14): XXXXX Mortgage Lender and Broker Act disclosure	06/25/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386387			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Earlier receipt was not provided.				Reviewer Comment (2024-06-17): XXXXX received initial CD. Buyer Comment (2024-06-14): Executed Initial CD	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase	No Defined Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386388			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	Lender/Seller confirming the condo is warrantable document is missing.				Reviewer Comment (2024-06-18): Project Approval received. Exception Cleared. Buyer Comment (2024-06-14): see attached	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386389			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		UCDP score is more than 2.5, hence CDA is required.				Reviewer Comment (2024-06-21): CDA received. Exception Cleared Buyer Comment (2024-06-20): CDA	06/21/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26513277	31386392			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The AUS reflects 1 financed property and it should reflect 2. Need updated AUS.
Reviewer Comment (2024-06-25): Letter in file us sufficient.

Reviewer Comment (2024-06-25): Not Denying there are only 1 Mortgage for property XXXXX and XXXXX, however in AUS finding # 10 shows only 1 Number of Financed Property where count should be 2 including Subject property as it is financed property

XXXXX and XXXXX - 1st Financed Property
XXXXX - 2nd Financed Property

Buyer Comment (2024-06-21): See D0191  pg 317 for letter

Buyer Comment (2024-06-21): Per Lender : there is a Letter in the file >>stating XXXXX is land is used for recreation and XXXXX and XXXXX were financed with the same mortgage

Reviewer Comment (2024-06-21): Primary plus XXXXX and XXXXX combined Mortgage secured count as 2 so AUS with correct number must require. Exception remains

Buyer Comment (2024-06-20): Per lender : DISPUTING Per our UW- The borrower owns one financed property, their primary residence: XXXXX which includes a vacant lot XXXXX. The mortgage secures both XXXXX & XXXXX.>There are no other properties owned. XXXXX is the subject property,

Reviewer Comment (2024-06-18): AUS reflects only 1 financed property, but there should be 2 financed i.e. XXXXX and XXXXX. Need updated AUS. Exception Remains.

Buyer Comment (2024-06-14): Per Lender: Disputing per UW -Reflected on XXXXX that was uploaded on page 741 D0179.
																			06/25/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26676744	31386395			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-05-21): Delivery provided. Buyer Comment (2024-05-17): Appraisal delivery	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26676744	31386396			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $500 on Final LE and $800 on Final CD. File does not contain a valid COC for this fee nor evidence of cure in file. COC is dated more than 3 days prior to re-disclosure.				Reviewer Comment (2024-05-28): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing Buyer Comment (2024-05-24): Refund cure documentation. Reviewer Comment (2024-05-20): XXXXX COC dated XX/XX/XX which is not within 3 days of 0XX/XX/XX. Please provide missing LE for further analysis. Buyer Comment (2024-05-17): COC		05/28/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26676744	31386397			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		3 months bank statements for XXXXX and 1 month for XXXXX are missing.				Reviewer Comment (2024-05-17): Updated commentary: XXXXX is paid to the trust entity under the EIN. All requirements met for this income source. Buyer Comment (2024-05-17): Per Lender: Please advise why business bank statements and income docs are being requested. Borrowers were both qualified with only W2 income. The S-Corps are owned by trusts and no business income is being used in the transaction as the trusts receive the income. Please re-review our UW comments on the attached Buyer Comment (2024-05-17): Income Calculation	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26676744	31386399			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Please provide YTD and Year End Balance Sheet, YTD & Year-End P&L and 3 months bank statements for XXXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	64 vs 3	XXX,Aggregator
Reviewer Comment (2024-06-18): Client request to waive with compensating factors.

Buyer Comment (2024-06-18): Loan moved to XXXXX as they do not require P & L and balance sheet -or 3 months bank statements as they follow XXXXX guideline.   Please downgrade to EV2

Reviewer Comment (2024-06-10): Borrower receive W2 directly from the entities. Borrower are the only owners/trustee of the trust , The trust owns the companies. Borrowers are employees of entities they directly own via trust, by definition they are deemed owners of the entities

Buyer Comment (2024-06-06): Please see attached.

Reviewer Comment (2024-06-03): Borrower receive W2 directly from the entities. Borrower are the only owners/trustee of the trust , The trust owns the companies. Borrowers are employees of entities they directly own via trust, by definition they are deemed owners of the entities. V11 requires these docs. Lender exception XXXXX be considered to waive these documents.

Buyer Comment (2024-06-03): See attached

Buyer Comment (2024-05-30): Per Lender: Please advise which year and borrower's 1040 tax return has a Schedule E that is reflecting income coming directly via XXXXX. The XXXXX income of $300,000.00 for XXXXX is all W2 income. Please advise and provide specifics.

Reviewer Comment (2024-05-23): The 1040's schedule E part II reflect income coming directly via XXXXX and XXXXX. Exception remains

Buyer Comment (2024-05-21): Per Lender : See below from our management team: The trust income tax returns were in the file delivered to XXXXX as well as XXXXX's personal tax returns. The personal tax returns do not show that the borrower reported any personal income received from the business held/owned by the trust. The trust income tax returns do not show any type of payment to XXXXX. This is evidence that the business is owned by the trust and all income from the business is paid to the trust. The borrower is not receiving any self-employed income from this company only W2 income. Please waive this condition.

Reviewer Comment (2024-05-17): Updated commentary: XXXXX is paid to the trust entity under the EIN. All requirements met for this income source. For XXXXX. The K-1 is paid to the borrower SS# directly through his trust. This is deemed borrower owned and not entity owned. P&L , BS and 3 months business statements for the entity are still required.

Buyer Comment (2024-05-17): Per Lender: Please advise why business bank statements and income docs are being requested. Borrowers were both qualified with only W2 income. The S-Corps are owned by trusts and no business income is being used in the transaction as the trusts receive the income. Please re-review our UW comments on the attached

Buyer Comment (2024-05-17): Income calculations
																					06/18/2024	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386404			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Account Statements - Business, Balance Sheet, P&L Statement are missing for the Schedule C business XXXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	42 vs 3	XXX,Aggregator
Reviewer Comment (2024-06-20): Investor elects to waive with compensating factors

Buyer Comment (2024-06-20): Please see attached exception from XXXXX.

Reviewer Comment (2024-05-31): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement  XXXXX aligned with P&L still require YTD balance sheet for She-C business (not for Additional business) Exception Remains

Buyer Comment (2024-05-29): Transcripts

Reviewer Comment (2024-05-14): Received YTD P&L  for Sch-C business, still missing YTD balance sheet, Additionally, if Borrower using Individual trust account  for Sch-C income deposit, require LOX with account number confirming the same along with highlights deposits of Sch-C income in that account statement. Exception remains

Buyer Comment (2024-05-13): Bank statements uploaded
																					06/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386405			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing 3 months business bank statements to align with the P&L that will be provided.
Reviewer Comment (2024-05-31): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement  XXXXX aligned with P&L. Exception Cleared

Buyer Comment (2024-05-30): Income Analysis

Buyer Comment (2024-05-30): Lender LOE and Bank Statements

Reviewer Comment (2024-05-14): Received multiple Individual Trust account  if Borrower using Individual trust account  for Sch-C income deposit, require LOX with account number confirming the same along with highlights deposits of Sch-C income in that account statement. Exception remains

Buyer Comment (2024-05-13): Per lender XXXXX was not used in qualification, please remove income form consideration

Buyer Comment (2024-05-13): XXXXX BS

Buyer Comment (2024-05-13): P & L uploaded
																			05/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386408			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Account Statements - Business, Balance Sheet, P&L Statement are missing for the Schedule C business XXXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	42 vs 3	XXX,Aggregator
Reviewer Comment (2024-06-20): Investor elects to waive with compensating factors

Reviewer Comment (2024-06-03): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement  XXXXX aligned with P&L still require YTD balance sheet for She-C business (not for Additional business) Exception Remains

Buyer Comment (2024-05-31): LOE from Lender

Reviewer Comment (2024-05-14): Received YTD P&L  for Sch-C business, still missing YTD balance sheet, Additionally, if Borrower using Individual trust account  for Sch-C income deposit, require LOX with account number confirming the same along with highlights deposits of Sch-C income in that account statement. Exception remains

Buyer Comment (2024-05-13): Per lender XXXXX was not used in qualification, please remove income form consideration

Buyer Comment (2024-05-13): YTD P & L
																					06/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386409			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Account Statements - Business, Balance Sheet, P&L Statement are missing for the Schedule C business XXXXX, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.				Reviewer Comment (2024-06-20): Investor elects to waive credit issue with compensating factors . Waterfall cleared. Reviewer Comment (2024-06-03): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement XXXXX aligned with P&L still require YTD balance sheet for She-C business (not for Additional business) Exception Remains Buyer Comment (2024-05-30): Lender LOE regarding balance sheet Buyer Comment (2024-05-30): P&L Only Buyer Comment (2024-05-30): XXXXX and Balance Sheet	06/20/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386410			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Account Statements - Business, Balance Sheet, P&L Statement are missing for the Schedule C business XXXXX.
Reviewer Comment (2024-06-20): Investor elects to waive credit issue with compensating factors

Reviewer Comment (2024-06-03): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement  XXXXX aligned with P&L still require YTD balance sheet for She-C business (not for Additional business) Exception Remains

Buyer Comment (2024-05-31): Please Review

Reviewer Comment (2024-05-15): Received YTD P&L  for Sch-C business, still missing YTD balance sheet, Additionally, if Borrower using Individual trust account  for Sch-C income deposit, require LOX with account number confirming the same along with highlights deposits of Sch-C income in that account statement. Exception remains

Buyer Comment (2024-05-13): XXXXX P & L

Buyer Comment (2024-05-13): YTD P & L uploaded
																			06/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386411			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Account Statements - Business, Balance Sheet, P&L Statement are missing for the Schedule C business XXXXX.
Reviewer Comment (2024-06-20): Investor elects to waive credit issue with compensating factors . Waterfall cleared.

Reviewer Comment (2024-06-03): Received CPA letter confirmed XXXXX using for Business and 3 Month bank statement  XXXXX aligned with P&L still require YTD balance sheet for She-C business (not for Additional business) Exception Remains

Buyer Comment (2024-05-30): Lender LOE regarding Balance Sheet

Reviewer Comment (2024-05-15): Received YTD P&L  for Sch-C business, still missing YTD balance sheet, Additionally, if Borrower using Individual trust account  for Sch-C income deposit, require LOX with account number confirming the same along with highlights deposits of Sch-C income in that account statement. Exception remains

Buyer Comment (2024-05-13): Per lender XXXXX was not used in qualification, please remove income form consideration

Buyer Comment (2024-05-13): Bank statements

Buyer Comment (2024-05-13): P & L uploaded
																			06/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21118414	31386412			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Loan being moved to XXXXX.				Reviewer Comment (2024-06-26): Loan reviewed to XXXXX guidelines.	06/26/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24117391	31386625			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee was last disclosed as $0.00 on Loan Estimate but disclosed as $175.00 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.				Reviewer Comment (2024-06-26): XXXXX Received Valid COC. Buyer Comment (2024-06-25): COC	06/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22693265	31386636			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	File contains XXXXX and XXXXX tax returns. XXXXX business and personal tax returns are missing. EV2 citing is for informational purposes only.				Reviewer Comment (2024-06-21): Client elects to waive. Buyer Comment (2024-06-21): extension			06/21/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22693265	31386637			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	File contains XXXXX and XXXXX tax returns. XXXXX business and personal tax returns are missing. EV2 citing is for informational purposes only.				Reviewer Comment (2024-06-21): Client elects to waive. Buyer Comment (2024-06-21): extensions uploaded			06/21/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22693265	31386638			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	File contains XXXXX and XXXXX tax returns. XXXXX business and personal tax returns are missing. EV2 citing is for informational purposes only.				Reviewer Comment (2024-06-21): Client elects to waive. Buyer Comment (2024-06-21): extensions uploaded			06/21/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22693265	31386639			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	File contains XXXXX and XXXXX tax returns. XXXXX business and personal tax returns are missing. EV2 citing is for informational purposes only.				Reviewer Comment (2024-06-21): Client elects to waive. Buyer Comment (2024-06-21): extensions uploaded			06/21/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22693265	31386642			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	File requires 2 months bank statements. File only contains 1 month for this account. Please provide an additional consecutive statement.				Reviewer Comment (2024-06-25): Exception Cleared, Bank statement for XXXXX is received. Buyer Comment (2024-06-24): XXXXX statement Reviewer Comment (2024-06-24): Exception remains, need 1 more month bank statement for XXXXX Account Type Savings Account no 8285 with balance of $16,193.98. Buyer Comment (2024-06-21): No account number XXXXX used. Will you check the number or show me what doc number you're looking at?	06/25/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23531118	31386662			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	EV2 citing due to recency of tax returns.				Reviewer Comment (2024-06-27): Client elects to waive. Buyer Comment (2024-06-25): Please see IRS notice, filing extended to XX/XX/XX			06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23531118	31386663			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	EV2 citing due to recency of tax returns.				Reviewer Comment (2024-06-27): Client elects to waive. Buyer Comment (2024-06-25): Please see IRS notice, filing extended to XX/XX/XX			06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23531118	31386664			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	EV2 citing due to recency of tax returns.				Reviewer Comment (2024-06-27): Client elects to waive. Buyer Comment (2024-06-25): Please see IRS notice, filing extended to XX/XX/XX			06/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No